THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2024 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS (Percentages are based on Net Assets of $1,634,548 (000)) MORTGAGE-BACKED SECURITIES — 64.7%

	Face Amount (000)	Fair Value (000)

CAYMAN ISLANDS — 0.0%
AREIT Trust, Ser 2022-CRE6, Cl D
Callable 02/15/25 @ $100 8.169%, SOFR30A + 2.850%, 01/20/37(A) (B)	$270	$255
AREIT Trust, Ser 2022-CRE6, Cl E
Callable 02/15/25 @ $100 8.719%, SOFR30A + 3.400%, 01/20/37(A) (B)	200	185

		440

UNITED STATES — 64.7%
1211 Avenue of the Americas Trust, Ser 2015-1211, Cl C
4.142%, 08/10/35(A) (B)	182	172
245 Park Avenue Trust, Ser 2017-245P, Cl E
3.657%, 06/05/37(A) (B)	240	196
A&D Mortgage Trust, Ser 2023-NQM4, Cl B1
Callable 10/25/26 @ $100 8.112%, 09/25/68(A) (B)	120	119
A&D Mortgage Trust, Ser 2024-NQM1, Cl B1
Callable 01/25/27 @ $100 8.597%, 02/25/69(A) (B)	1,000	1,001
AREIT Trust, Ser 2022-CRE7, Cl E
Callable 04/17/25 @ $100 10.518%, TSFR1M + 5.191%, 06/17/39(A) (B)	110	107
Ashford Hospitality Trust, Ser 2018-ASHF, Cl D
7.598%, TSFR1M + 2.272%, 04/15/35(A) (B)	1,760	1,709
Atrium Hotel Portfolio Trust, Ser 2018-ATRM, Cl F
9.623%, TSFR1M + 4.297%, 06/15/35(A) (B)	220	209
BANK5, Ser 2023-5YR3, Cl XA, IO
Callable 07/15/28 @ $100 0.795%, 09/15/56(B)	43,496	1,367
BF Mortgage Trust, Ser 2019-NYT, Cl C
7.323%, TSFR1M + 1.997%, 12/15/35(A) (B)	100	88
BRAVO Residential Funding Trust, Ser 2023-NQM3, Cl M1
Callable 04/25/26 @ $100 4.945%, 09/25/62(A) (B)	1,570	1,433

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
BRAVO Residential Funding Trust, Ser 2023-NQM7, Cl B2
Callable 10/25/26 @ $100 8.036%, 09/25/63(A) (B)	$170	$165
BRAVO Residential Funding Trust, Ser 2024-NQM1, Cl B2
Callable 01/25/27 @ $100 8.219%, 12/01/63(A) (B)	100	98
BRAVO Residential Funding Trust, Ser 2024-NQM3, Cl B2
Callable 03/25/27 @ $100 8.406%, 03/25/64(A) (B)	100	98
BX Trust, Ser 2018-GWMZ, Cl MC
11.110%, TSFR1M + 5.785%, 05/15/37(A) (B)	1,580	1,568
CAFL Issuer, Ser 2021-RTL1, Cl A2
Callable 04/28/24 @ $100 3.104%, 03/28/29(A) (C)	600	575
Cascade Funding Mortgage Trust, Ser 2021-FRR1, Cl CK98
08/29/29(A) (D)	260	153
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl B
3.518%, 05/10/35(A) (B)	1,500	1,417
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl D
3.518%, 05/10/35(A) (B)	210	191
CLNY Trust, Ser 2019-IKPR, Cl D
7.461%, TSFR1M + 2.139%, 11/15/38(A) (B)	160	149
COLT Mortgage Loan Trust, Ser 2022-7, Cl B1
Callable 07/25/25 @ $100 6.287%, 04/25/67(A) (B)	510	488
COLT Mortgage Loan Trust, Ser 2022-7, Cl B2
Callable 07/25/25 @ $100 6.287%, 04/25/67(A) (B)	180	167
COLT Mortgage Loan Trust, Ser 2023-1, Cl B2
Callable 04/25/26 @ $100 8.088%, 04/25/68(A) (B)	140	136
COLT Mortgage Loan Trust, Ser 2024-INV1, Cl B1
Callable 01/25/27 @ $100 8.164%, 12/25/68(A) (B)	100	100

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
COMM Mortgage Trust, Ser 2013-CR8, Cl D
Callable 05/10/24 @ $100 3.566%, 06/10/46(A) (B)	$170	$162
COMM Mortgage Trust, Ser 2013-CR8, Cl E
Callable 05/10/24 @ $100 4.000%, 06/10/46(A) (B)	150	137
COMM Mortgage Trust, Ser 2013-CR8, Cl F
Callable 05/10/24 @ $100 4.000%, 06/10/46(A) (B)	330	275
COMM Mortgage Trust, Ser 2014-LC15, Cl D
Callable 04/10/24 @ $100 4.753%, 04/10/47(A) (B)	581	529
COMM Mortgage Trust, Ser 2015-PC1, Cl C
Callable 06/10/25 @ $100 4.286%, 07/10/50(B)	1,710	1,558
COMM Mortgage Trust, Ser 2021-2400, Cl B
7.191%, TSFR1M + 1.864%, 12/15/38(A) (B)	260	244
Connecticut Avenue Securities Trust, Ser 2024-R01, Cl 1B2
Callable 01/25/29 @ $100 9.320%, SOFR30A + 4.000%, 01/25/44(A) (B)	150	152
Connecticut Avenue Securities Trust, Ser 2024-R02, Cl 1B2
Callable 02/25/29 @ $100 9.020%, SOFR30A + 3.700%, 02/25/44(A) (B)	240	242
CORE Mortgage Trust, Ser 2019-CORE, Cl E
7.273%, TSFR1M + 1.947%, 12/15/31(A) (B)	1,604	1,436
Cross Mortgage Trust, Ser 2023-H2, Cl B1
Callable 10/25/26 @ $100 8.448%, 11/25/68(A) (B)	760	764
CSMC Trust, Ser 2017-CHOP, Cl F
9.794%, PRIME + 1.294%, 07/15/32(A) (B)	230	205
CSMC Trust, Ser 2017-CHOP, Cl H
12.794%, PRIME + 4.294%, 07/15/32(A) (B)	690	587
CSMC Trust, Ser 2017-PFHP, Cl A
6.323%, TSFR1M + 0.997%, 12/15/30(A) (B)	150	144
CSMC Trust, Ser 2021-GATE, Cl C
8.147%, TSFR1M + 2.821%, 12/15/36(A) (B)	300	281

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
CSMC Trust, Ser 2021-GATE, Cl D
8.997%, TSFR1M + 3.671%, 12/15/36(A) (B)	$480	$441
CSMC Trust, Ser 2022-ATH3, Cl B1
Callable 08/25/25 @ $100 7.100%, 08/25/67(A) (B)	730	709
DTP Commercial Mortgage Trust, Ser 2023-STE2, Cl D
6.507%, 01/15/41(A) (B)	710	668
Ellington Financial Mortgage Trust, Ser 2022-3, Cl M1
Callable 07/25/25 @ $100 5.009%, 08/25/67(A) (B)	200	178
Ellington Financial Mortgage Trust, Ser 2022-4, Cl B2
Callable 12/25/25 @ $100 5.962%, 09/25/67(A) (B)	220	195
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN1, Cl B1
Callable 09/25/32 @ $100 13.070%, SOFR30A + 7.750%, 01/25/51(A) (B)	130	133
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN1, Cl M2
Callable 09/25/32 @ $100 9.070%, SOFR30A + 3.750%, 01/25/51(A) (B)	3,320	3,246
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN3, Cl M2
Callable 09/25/36 @ $100 9.320%, SOFR30A + 4.000%, 11/25/51(A) (B)	1,260	1,236
FHLMC Multifamily Structured Credit Risk, Ser 2022-MN4, Cl M2
Callable 08/25/37 @ $100 11.820%, SOFR30A + 6.500%, 05/25/52(A) (B)	627	658
FHLMC Multifamily Structured Credit Risk, Ser 2023-MN7, Cl B1
Callable 09/25/31 @ $100 14.171%, SOFR30A + 8.850%, 09/25/43(A) (B)	180	176

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
FHLMC Multifamily Structured Credit Risk, Ser 2023- MN7, Cl M2
Callable 09/25/31 @ $100 11.021%, SOFR30A + 5.700%, 09/25/43(A) (B)	$400	$409
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2023-HQA2, Cl M2
Callable 06/25/28 @ $100 9.170%, SOFR30A + 3.850%, 06/25/43(A) (B)	1,000	1,067
FHLMC, Ser 2017-356, Cl S5, IO
0.567%, 09/15/47(B)	22,071	2,374
FHLMC, Ser 2017-357, Cl IO, IO
4.500%, 09/15/47	13,823	2,713
FHLMC, Ser 2019-4927, Cl IO, IO
5.000%, 11/25/49	9,076	2,023
FHLMC, Ser 2020-4973, Cl IK, IO
5.000%, 05/25/50	9,428	1,848
FHLMC, Ser 2020-4975, Cl EI, IO
4.500%, 05/25/50	34,193	6,721
FHLMC, Ser 2020-4986, Cl IO, IO
4.500%, 06/25/50	16,658	3,666
FHLMC, Ser 2020-4989, Cl EI, IO
4.000%, 07/25/50	14,909	2,956
FHLMC, Ser 2020-4998, Cl KI, IO
4.000%, 08/25/50	17,495	3,656
FHLMC, Ser 2020-5003, Cl LI, IO
2.500%, 08/25/50	16,623	1,814
FHLMC, Ser 2020-5015, Cl BI, IO
4.000%, 09/25/50	16,310	3,217
FHLMC, Ser 2020-5019, Cl MI, IO
4.000%, 10/25/50	22,351	4,582
FHLMC, Ser 2020-5038, Cl HI, IO
4.000%, 11/25/50	25,407	5,437
FHLMC, Ser 2021-5104, Cl GI, IO
3.500%, 06/25/49	18,033	3,242
FHLMC, Ser 2021-5112, Cl KI, IO
3.500%, 06/25/51	20,986	3,802
FHLMC, Ser 2021-5134, Cl BI, IO
4.500%, 08/25/51	21,550	4,782

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
FHLMC, Ser 2021-5152, Cl YI, IO
4.000%, 10/25/49	$13,625	$2,825
FHLMC, Ser 2021-5154, Cl GI, IO
2.000%, 03/25/42	24,873	1,499
FHLMC, Ser 2021-5163, Cl NI, IO
4.500%, 11/25/51	9,177	1,945
FHLMC, Ser 2021-5182, Cl IO, IO
4.000%, 04/25/51	13,483	2,793
FHLMC, Ser 2022-5191, Cl NI, IO
4.000%, 06/15/42	13,600	2,524
FHLMC, Ser 2022-5250, Cl SA, IO
0.010%, 08/25/52(B)	45,302	2,699
FHLMC, Ser 2022-5252, Cl SP, IO
0.030%, 09/25/52(B)	31,492	1,595
FHLMC, Ser 2022-5270, Cl IB, IO
4.500%, 09/25/50	11,308	2,354
FHLMC, Ser 2023-406, Cl S43, IO
1.880%, 10/25/53(B)	47,015	3,467
FHLMC, Ser 2023-406, Cl S44, IO
1.680%, 10/25/53(B)	79,305	5,651
FHLMC, Ser 2023-5296, Cl ST, IO
0.930%, 11/25/52(B)	49,449	4,031
FHLMC, Ser 2023-5336, Cl SA, IO
0.480%, 09/25/53(B)	69,236	2,795
FNMA or FHLMC TBA
6.500%, 04/30/37	588,000	600,711
5.500%, 04/15/54	149,000	148,260
FNMA, Ser 2012-75, Cl DS, IO
0.515%, 07/25/42(B)	9,425	986
FNMA, Ser 2018-73, Cl SC, IO
0.765%, 10/25/48(B)	20,786	2,053
FNMA, Ser 2019-49, Cl IC, IO
4.500%, 05/25/44	9,786	1,099
FNMA, Ser 2020-41, Cl IP, IO
4.000%, 09/25/49	12,520	2,337
FNMA, Ser 2020-57, Cl IB, IO
4.500%, 08/25/50	32,681	6,981
FNMA, Ser 2020-76, Cl MI, IO
5.500%, 11/25/50	12,620	3,021

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
FNMA, Ser 2020-77, Cl HI, IO
4.000%, 11/25/50	$18,486	$3,763
FNMA, Ser 2021-27, Cl EI, IO
4.500%, 05/25/51	24,940	5,593
FNMA, Ser 2021-4, Cl IV, IO
4.500%, 06/25/50	13,335	3,014
FNMA, Ser 2021-62, Cl DI, IO
4.500%, 09/25/48	9,956	2,213
FNMA, Ser 2021-62, Cl HI, IO
2.500%, 08/25/51	13,757	1,915
FNMA, Ser 2021-87, Cl GI, IO
3.500%, 12/25/51	28,268	5,162
FNMA, Ser 2021-91, Cl NI, IO
3.500%, 01/25/52	21,451	4,053
FNMA, Ser 2022-16, Cl QI, IO
3.500%, 04/25/52	28,160	3,322
FNMA, Ser 2022-74, Cl SA, IO
0.240%, 10/25/52(B)	57,177	1,854
FNMA, Ser 2022-74, Cl US, IO
0.027%, 11/25/52(B)	68,554	2,346
FNMA, Ser 2022-90, Cl CI, IO
4.500%, 05/25/50	23,057	4,779
FNMA, Ser 2023-19, Cl SB, IO
1.530%, 05/25/53(B)	21,022	1,496
FNMA, Ser 2023-431, Cl C35, IO
2.000%, 07/25/37	67,163	4,585
FNMA, Ser 2024-12, Cl DS, IO
0.730%, 03/25/54(B)	49,354	2,344
Fontainebleau Miami Beach Trust, Ser 2019-FBLU, Cl F
3.963%, 12/10/36(A) (B)	1,500	1,453
GNMA, Ser 2010-35, Cl AS, IO
0.307%, 03/20/40(B)	11,189	953
GNMA, Ser 2010-37, Cl SG, IO
0.257%, 03/20/40(B)	8,811	750
GNMA, Ser 2011-70, Cl WI, IO
0.089%, 12/20/40(B)	17,601	882
GNMA, Ser 2015-123, Cl SE, IO
0.277%, 09/20/45(B)	10,356	1,020

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
GNMA, Ser 2016-77, Cl SC, IO
0.657%, 10/20/45(B)	$14,028	$1,550
GNMA, Ser 2017-179, Cl TI, IO
4.500%, 12/20/47	12,510	2,718
GNMA, Ser 2018-100, Cl S, IO
0.757%, 07/20/48(B)	10,922	1,143
GNMA, Ser 2018-21, Cl PI, IO
4.500%, 02/20/48	25,761	5,522
GNMA, Ser 2018-89, Cl LS, IO
0.757%, 06/20/48(B)	17,634	1,892
GNMA, Ser 2018-91, Cl SH, IO
0.807%, 07/20/48(B)	10,928	1,102
GNMA, Ser 2018-91, Cl SJ, IO
0.807%, 07/20/48(B)	11,584	1,192
GNMA, Ser 2019-133, Cl EI, IO
4.500%, 04/20/49	9,715	1,981
GNMA, Ser 2020-148, Cl IP, IO
4.500%, 02/20/48	22,344	4,562
GNMA, Ser 2020-4, Cl IO, IO
5.000%, 01/20/50	17,537	3,441
GNMA, Ser 2020-53, Cl QI, IO
4.500%, 08/20/49	11,809	2,429
GNMA, Ser 2020-61, Cl IO, IO
4.500%, 05/20/50	17,820	3,579
GNMA, Ser 2021-139, Cl WI, IO
4.048%, 11/20/45(B)	14,117	2,329
GNMA, Ser 2021-158, Cl JI, IO
5.000%, 02/20/50	10,741	2,321
GNMA, Ser 2021-215, Cl SB, IO
1.000%, 12/20/51(B)	16,897	814
GNMA, Ser 2021-216, Cl IC, IO
3.000%, 12/20/51	30,630	4,044
GNMA, Ser 2021-78, Cl IC, IO
4.000%, 05/20/51	29,323	5,440
GNMA, Ser 2022-148, Cl SJ, IO
0.681%, 08/20/52(B)	41,190	2,589
GNMA, Ser 2022-153, Cl SG, IO
0.131%, 09/20/52(B)	40,430	1,375
GNMA, Ser 2022-188, Cl IE, IO
4.500%, 01/20/50	14,507	2,766

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
GNMA, Ser 2022-193, Cl SA, IO
0.141%, 11/20/52(B)	$83,581	$1,701
GNMA, Ser 2022-212, Cl SA, IO
0.831%, 12/20/52(B)	36,013	1,218
GNMA, Ser 2022-213, Cl TS, IO
1.531%, 12/20/52(B)	18,555	864
GNMA, Ser 2022-23, Cl WI, IO
4.500%, 02/20/52	9,919	2,112
GNMA, Ser 2022-30, Cl IG, IO
3.000%, 02/20/52	26,268	3,982
GNMA, Ser 2022-34, Cl IT, IO
4.000%, 01/20/51	16,319	3,330
GNMA, Ser 2022-5, Cl NI, IO
3.000%, 01/20/52	26,381	3,847
GNMA, Ser 2023-101, Cl SA, IO
0.631%, 07/20/53(B)	26,359	1,463
GNMA, Ser 2023-128, Cl S, IO
0.481%, 08/20/53(B)	53,208	3,019
GNMA, Ser 2023-4, Cl SG, IO
0.931%, 01/20/53(B)	88,434	5,802
GNMA, Ser 2023-5, Cl SC, IO
0.881%, 01/20/53(B)	71,030	2,461
GNMA, Ser 2023-82, Cl US, IO
1.431%, 06/20/53(B)	35,168	1,534
GS Mortgage Securities Trust, Ser 2017-SLP, Cl G
4.605%, 10/10/32(A) (B)	1,500	1,347
GS Mortgage-Backed Securities Trust, Ser 2023-CCM1, Cl B2
Callable 02/25/26 @ $100 7.512%, 08/25/53(A) (B)	630	597
HPLY Trust, Ser 2019-HIT, Cl F
8.586%, TSFR1M + 3.264%, 11/15/36(A) (B)	967	942
Hudsons Bay Simon JV Trust, Ser 2015-HB7, Cl A7
Callable 08/05/24 @ $100 3.914%, 08/05/34(A)	1,585	1,539
Imperial Fund Mortgage Trust, Ser 2020-NQM1, Cl B2
Callable 04/25/24 @ $100 5.179%, 10/25/55(A) (B)	742	701

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
Imperial Fund Mortgage Trust, Ser 2022-NQM4, Cl M1
Callable 05/25/25 @ $100 5.040%, 06/25/67(A) (C)	$700	$684
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-ASH8, Cl E
Callable 02/15/25 @ $100 8.623%, TSFR1M + 3.297%, 02/15/35(A) (B)	1,310	1,279
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser 2022-ACB, Cl E
8.669%, SOFR30A + 3.350%, 03/15/39(A) (B)	1,100	1,061
J.P. Morgan Mortgage Trust, Ser 2023-4, Cl B4
Callable 02/25/43 @ $100 6.317%, 11/25/53(A) (B)	257	233
J.P. Morgan Mortgage Trust, Ser 2024-1, Cl B4
Callable 09/25/36 @ $100 6.712%, 06/25/54(A) (B)	229	214
J.P. Morgan Mortgage Trust, Ser 2024-1, Cl B5
Callable 09/25/36 @ $100 6.712%, 06/25/54(A) (B)	110	87
J.P. Morgan Mortgage Trust, Ser 2024-1, Cl B6
Callable 09/25/36 @ $100 6.712%, 06/25/54(A) (B)	150	96
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C19, Cl D
Callable 01/15/25 @ $100 4.657%, 04/15/47(A) (B)	510	497
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C33, Cl D1
Callable 11/15/25 @ $100 4.136%, 12/15/48(A) (B)	490	435
LAQ Mortgage Trust, Ser 2023-LAQ, Cl F
Callable 03/15/25 @ $100 12.260%, TSFR1M + 6.934%, 03/15/36(A) (B)	1,125	1,100
LHOME Mortgage Trust, Ser 2024-RTL1, Cl A2
Callable 08/25/26 @ $100 9.165%, 01/25/29(A) (C)	160	159
MFA Trust, Ser 2022-RTL1, Cl A2
Callable 04/25/24 @ $100

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
6.413%, 04/26/27(A) (C)	$312	$297
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C17, Cl D
Callable 07/15/24 @ $100 4.654%, 08/15/47(A) (B)	200	190
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl D
Callable 06/15/25 @ $100 4.138%, 07/15/50(A) (B)	1,160	1,010
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl E
Callable 08/15/25 @ $100 4.323%, 05/15/48(A) (B)	170	137
Morgan Stanley Capital I Trust, Ser 2015-420, Cl A
Callable 10/12/24 @ $100 3.727%, 10/12/50(A)	1,005	955
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl E
10.668%, TSFR1M + 5.342%, 05/15/36(A) (B)	262	237
Morgan Stanley Capital I Trust, Ser 2019-MEAD, Cl D
Callable 11/10/24 @ $100 3.177%, 11/10/36(A) (B)	330	292
MSWF Commercial Mortgage Trust, Ser 2023-2, Cl E
Callable 12/15/33 @ $100 4.000%, 12/15/56(A)	100	65
MSWF Commercial Mortgage Trust, Ser 2023-2, Cl XD, IO
Callable 09/15/33 @ $100 3.018%, 12/15/56(A) (B)	1,000	188
Multifamily Connecticut Avenue Securities Trust, Ser 2020-01, Cl M10
9.185%, SOFR30A + 3.864%, 03/25/50(A) (B)	488	482
Multifamily Connecticut Avenue Securities Trust, Ser 2023-01, Cl M10
Callable 10/25/30 @ $100 11.820%, SOFR30A + 6.500%, 11/25/53(A) (B)	1,280	1,331

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
Natixis Commercial Mortgage Securities Trust, Ser 2022-RRI, Cl E
10.518%, TSFR1M + 5.193%, 03/15/35(A) (B)	$1,135	$1,132
New Residential Mortgage Loan Trust, Ser 2024-NQM1, Cl B1
Callable 02/25/27 @ $100 7.912%, 03/25/64(A) (B)	2,000	1,996
New Residential Mortgage Loan Trust, Ser 2024-NQM1, Cl B2
Callable 02/25/27 @ $100 8.134%, 03/25/64(A) (B)	190	183
NLT Trust, Ser 2023-1, Cl B1
Callable 06/25/44 @ $100 3.758%, 10/25/62(A) (B)	270	160
NLT Trust, Ser 2023-1, Cl B2
Callable 06/25/44 @ $100 3.758%, 10/25/62(A) (B)	230	121
NLT Trust, Ser 2023-1, Cl B3
Callable 06/25/44 @ $100 3.758%, 10/25/62(A) (B)	400	185
PRKCM Trust, Ser 2022-AFC2, Cl B1
Callable 08/25/25 @ $100 6.213%, 08/25/57(A) (B)	170	162
PRKCM Trust, Ser 2023-AFC3, Cl B1
Callable 08/25/26 @ $100 7.901%, 09/25/58(A) (B)	120	119
PRKCM Trust, Ser 2023-AFC3, Cl B2
Callable 08/25/26 @ $100 7.901%, 09/25/58(A) (B)	110	105
PRKCM Trust, Ser 2024-AFC1, Cl B2
Callable 02/25/27 @ $100 8.428%, 03/25/59(A) (B)	180	175
PRPM Trust, Ser 2023-NQM2, Cl B1
Callable 09/25/26 @ $100 7.025%, 08/25/68(A) (B)	290	281
PRPM Trust, Ser 2023-NQM2, Cl B2
Callable 09/25/26 @ $100 7.025%, 08/25/68(A) (B)	290	269

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
PRPM Trust, Ser 2023-NQM3, Cl B1
Callable 01/25/28 @ $100 7.521%, 11/25/68(A) (B)	$160	$157
PRPM Trust, Ser 2023-NQM3, Cl B2
Callable 01/25/28 @ $100 7.521%, 11/25/68(A) (B)	310	292
PRPM Trust, Ser 2024-NQM1, Cl B1
Callable 03/25/27 @ $100 7.475%, 12/25/68(A) (B)	170	166
RCKT Mortgage Trust, Ser 2021-4, Cl AX1, IO
Callable 07/25/47 @ $100 0.507%, 09/25/51(A) (B)	9,757	261
Saluda Grade Alternative Mortgage Trust, Ser 2024-RTL4, Cl A2
Callable 07/25/26 @ $100 7.500%, 02/25/30(A) (C)	350	332
Santander Bank Mortgage Credit-Linked Notes Series, Ser 2023-MTG1, Cl M2
Callable 07/25/42 @ $100 10.220%, SOFR30A + 4.900%, 02/26/52(A) (B)	225	250
Santander Bank Mortgage Credit-Linked Notes Series, Ser 2023-MTG1, Cl M3
Callable 07/25/42 @ $100 11.170%, SOFR30A + 5.850%, 02/26/52(A) (B)	329	371
THPT Mortgage Trust, Ser 2023-THL, Cl E
10.398%, 12/10/34(A) (B)	1,500	1,538
UBS-BAMLL Trust, Ser 2012-WRM, Cl C
Callable 06/10/24 @ $100 4.238%, 06/10/30(A) (B)	240	206
Velocity Commercial Capital Loan Trust, Ser 2023- RTL1, Cl A2
Callable 01/25/25 @ $100 9.500%, 07/25/28(A) (C)	990	982
Verus Securitization Trust, Ser 2019-INV2, Cl B1
Callable 04/25/24 @ $100 4.452%, 07/25/59(A) (B)	140	133
Verus Securitization Trust, Ser 2022-6, Cl B1
Callable 06/25/25 @ $100 4.926%, 06/25/67(A) (B)	430	366

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
Verus Securitization Trust, Ser 2022-6, Cl B2
Callable 06/25/25 @ $100 4.926%, 06/25/67(A) (B)	$400	$322
Verus Securitization Trust, Ser 2022-INV1, Cl B2
Callable 08/25/25 @ $100 5.848%, 08/25/67(A) (B)	510	468
Verus Securitization Trust, Ser 2023-5, Cl B2
Callable 06/25/26 @ $100 8.091%, 06/25/68(A) (B)	173	170
Verus Securitization Trust, Ser 2023-6, Cl B2
Callable 09/25/26 @ $100 7.830%, 09/25/68(A) (B)	190	183
Verus Securitization Trust, Ser 2023-8, Cl B2
Callable 12/25/26 @ $100 8.157%, 12/25/68(A) (B)	100	98
Verus Securitization Trust, Ser 2023-INV1, Cl B2
Callable 02/25/26 @ $100 7.590%, 02/25/68(A) (B)	890	859
Verus Securitization Trust, Ser 2023-INV2, Cl B2
Callable 07/25/26 @ $100 8.157%, 08/25/68(A) (B)	220	215
Verus Securitization Trust, Ser 2023-INV3, Cl B1
Callable 11/25/26 @ $100 8.271%, 11/25/68(A) (B)	180	180
Verus Securitization Trust, Ser 2023-INV3, Cl B2
Callable 11/25/26 @ $100 8.271%, 11/25/68(A) (B)	250	245
Verus Securitization Trust, Ser 2024-1, Cl B1
Callable 01/25/27 @ $100 7.909%, 01/25/69(A) (B)	2,000	1,992
Verus Securitization Trust, Ser 2024-1, Cl B2
Callable 01/25/27 @ $100 8.335%, 01/25/69(A) (B)	160	158
Verus Securitization Trust, Ser 2024-2, Cl B1
Callable 02/25/27 @ $100 7.864%, 02/25/69(A) (B)	1,500	1,496
Verus Securitization Trust, Ser 2024-INV1, Cl B2
Callable 03/25/27 @ $100 8.513%, 03/25/69(A) (B)	130	128

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
Visio Trust, Ser 2022-1, Cl B1
Callable 07/25/25 @ $100 6.220%, 08/25/57(A) (B)	$790	$707
Visio Trust, Ser 2023-1, Cl B1
Callable 03/25/26 @ $100 7.861%, 03/25/58(A) (B)	1,450	1,434
Visio Trust, Ser 2023-1, Cl B2
Callable 03/25/26 @ $100 7.861%, 03/25/58(A) (B)	450	433
Visio Trust, Ser 2023-2, Cl B1
Callable 08/25/26 @ $100 7.776%, 10/25/58(A) (B)	560	552
Visio Trust, Ser 2023-2, Cl B2
Callable 08/25/26 @ $100 7.776%, 10/25/58(A) (B)	460	440
Visio Trust, Ser 2023-2, Cl M1
7.857%, 10/25/58(A)	1,500	1,523
VMC Finance, Ser 2021-FL4, Cl C
Callable 04/18/25 @ $100 7.691%, TSFR1M + 2.364%, 06/16/36(A) (B)	350	328
VMC Finance, Ser 2021-HT1, Cl B
9.941%, TSFR1M + 4.614%, 01/18/37(A) (B)	1,600	1,531
Wells Fargo Commercial Mortgage Trust, Ser 2015- C26, Cl D
Callable 02/15/25 @ $100 3.586%, 02/15/48(A)	310	290
Wells Fargo Commercial Mortgage Trust, Ser 2015- C26, Cl E
Callable 02/15/25 @ $100 3.250%, 02/15/48(A)	540	497
Wells Fargo Commercial Mortgage Trust, Ser 2015- C30, Cl C
Callable 08/15/25 @ $100 4.494%, 09/15/58(B)	280	264
Wells Fargo Commercial Mortgage Trust, Ser 2015- NXS3, Cl D
Callable 10/15/25 @ $100 3.153%, 09/15/57(A)	540	502
Wells Fargo Commercial Mortgage Trust, Ser 2016- LC25, Cl D
Callable 11/15/26 @ $100

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
3.033%, 12/15/59(A) (B)	$580	$494
Wells Fargo Commercial Mortgage Trust, Ser 2019- C49, Cl D
Callable 02/15/29 @ $100 3.000%, 03/15/52(A)	350	261
Wells Fargo Mortgage Backed Securities Trust, Ser 2021-RR1, Cl AIO1, IO
Callable 03/25/44 @ $100 0.490%, 12/25/50(A) (B)	3,939	103

		1,057,586

TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,037,164) (000)		1,058,026

CORPORATE OBLIGATIONS — 21.2%

CANADA — 0.6%
Husky Injection Molding Systems
Callable 02/15/26 @ $104.500 9.000%, 02/15/29(A)	628	649
Kronos Acquisition Holdings
Callable 05/06/24 @ $102.500 5.000%, 12/31/26(A)	7,384	7,238
Methanex
Callable 09/01/24 @ $100.000 4.250%, 12/01/24	2,215	2,196

		10,083

CAYMAN ISLANDS — 0.0%
Global Aircraft Leasing
Callable 05/07/24 @ $100.000 6.500% cash/0% PIK, 09/15/24(A)	166	158

CHILE — 0.1%
Sable International Finance
Callable 05/06/24 @ $101.438 5.750%, 09/07/27(A)	1,390	1,341

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)

GERMANY — 0.0%
Cerdia Finanz GmbH
Callable 05/06/24 @ $105.250 10.500%, 02/15/27(A)	$717	$747

NETHERLANDS — 0.2%
Trivium Packaging Finance
Callable 05/06/24 @ $101.375 5.500%, 08/15/26(A)	3,107	3,063

SWITZERLAND — 0.2%
VistaJet Malta Finance
Callable 05/06/24 @ $103.938 7.875%, 05/01/27(A)	1,984	1,677
Callable 02/01/25 @ $103.188 6.375%, 02/01/30(A)	1,090	804

		2,481

UNITED KINGDOM — 3.9%
Barclays Bank MTN
0.000%, 12/27/24(A)(E)	62,988	63,659
eG Global Finance
Callable 05/30/26 @ $106.000 12.000%, 11/30/28(A)	796	846

		64,505

UNITED STATES — 16.2%
Acrisure
Callable 05/06/24 @ $105.063 10.125%, 08/01/26(A)	783	813
AECOM
Callable 12/15/26 @ $100.000 5.125%, 03/15/27	1,350	1,326
Albertsons
Callable 05/06/24 @ $101.875 7.500%, 03/15/26(A)	1,076	1,095
American Airlines
5.500%, 04/20/26(A)	696	691

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
American Greetings
Callable 04/15/24 @ $100.000 8.750%, 04/15/25(A)	$5,225	$5,230
AmeriTex HoldCo Intermediate
Callable 10/15/25 @ $105.125 10.250%, 10/15/28(A)	1,703	1,828
ANGI Group
Callable 04/15/24 @ $101.938 3.875%, 08/15/28(A)	1,000	868
Apollo Commercial Real Estate Finance
Callable 06/15/24 @ $102.313 4.625%, 06/15/29(A)	392	329
Arcosa
Callable 05/06/24 @ $102.188 4.375%, 04/15/29(A)	471	434
Ares Capital
7.000%, 01/15/27	1,022	1,051
Callable 02/01/29 @ $100.000 5.875%, 03/01/29	1,565	1,560
Callable 04/15/28 @ $100.000 2.875%, 06/15/28	397	354
Boxer Parent
Callable 04/15/24 @ $100.000 9.125%, 03/01/26(A)	2,086	2,085
Callable 05/06/24 @ $101.781 7.125%, 10/02/25(A)	3,920	3,923
Bread Financial Holdings
Callable 03/15/26 @ $104.875 9.750%, 03/15/29(A)	4,588	4,775
Callable 05/06/24 @ $101.750 7.000%, 01/15/26(A)	679	683
Brundage-Bone Concrete Pumping Holdings
Callable 05/06/24 @ $101.500 6.000%, 02/01/26(A)	2,771	2,737
Buckeye Partners
Callable 02/01/25 @ $100.000 4.125%, 03/01/25(A)	639	624
Callon Petroleum
Callable 08/01/24 @ $104.000 8.000%, 08/01/28(A)	1,502	1,569

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
Carnival
7.875%, 06/01/27	$1,565	$1,655
Catalent Pharma Solutions
Callable 05/06/24 @ $101.250 5.000%, 07/15/27(A)	818	805
CCO Holdings
Callable 07/01/25 @ $102.125 4.250%, 02/01/31(A)	500	408
CD&R Smokey Buyer
Callable 05/06/24 @ $101.688 6.750%, 07/15/25(A)	1,151	1,140
Cedar Fair
Callable 05/06/24 @ $100.000 5.500%, 05/01/25(A)	2,738	2,727
CITGO Petroleum
Callable 05/06/24 @ $101.750 7.000%, 06/15/25(A)	4,572	4,566
Clarios Global
Callable 05/06/24 @ $101.688 6.750%, 05/15/25(A)	1,500	1,501
Callable 05/06/24 @ $101.563 6.250%, 05/15/26(A)	500	500
Cloud Software Group, Strike Price Fixed
Callable 09/30/25 @ $103.250 6.500%, 03/31/29(A)	928	881
CoreCivic
Callable 07/15/27 @ $100.000 4.750%, 10/15/27	2,266	2,144
Cornerstone Building Brands
Callable 05/06/24 @ $103.063 6.125%, 01/15/29(A)	500	446
CVS Health 6.250%, 06/01/27	725	755
Callable 12/25/27 @ $100.000 4.300%, 03/25/28	3,349	3,268
Dealer Tire
Callable 05/06/24 @ $104.000 8.000%, 02/01/28(A)	912	908

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
Dell International
Callable 08/01/26 @ $100.000 4.900%, 10/01/26	$4,256	$4,230
Encore Capital Group
Callable 04/01/26 @ $104.625 9.250%, 04/01/29(A)	260	266
Enova International
Callable 12/15/25 @ $105.625 11.250%, 12/15/28(A)	1,338	1,414
Fiserv
Callable 07/21/28 @ $100.000 5.375%, 08/21/28	3,954	3,994
Ford Motor Credit
Callable 05/16/25 @ $100.000 5.125%, 06/16/25	4,720	4,678
Fortress Transportation and Infrastructure Investors
Callable 04/15/24 @ $104.875 9.750%, 08/01/27(A)	561	581
Callable 05/06/24 @ $100.000 6.500%, 10/01/25(A)	3,943	3,937
Freedom Mortgage
Callable 10/01/25 @ $106.000 12.000%, 10/01/28(A)	1,738	1,895
Callable 05/06/24 @ $103.313 6.625%, 01/15/27(A)	1,787	1,734
Freedom Mortgage Holdings
Callable 02/01/26 @ $104.625 9.250%, 02/01/29(A)	1,580	1,617
Gates Global
Callable 05/06/24 @ $100.000 6.250%, 01/15/26(A)	5,973	5,958
GE HealthCare Technologies
Callable 10/15/27 @ $100.000 5.650%, 11/15/27	3,974	4,047
Genworth Holdings
Callable 04/22/24 @ $100.000 7.571%, 3 Month LIBOR + 2.003%, 11/15/36(B)	1,751	1,427

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
GEO Group
Callable 04/15/24 @ $102.000
10.500%, 06/30/28	$1,956	$1,993
Callable 05/06/24 @ $100.000
6.000%, 04/15/26	3,624	3,533
Getty Images
Callable 04/22/24 @ $100.000
9.750%, 03/01/27(A)	4,534	4,532
Global Atlantic Finance
Callable 07/15/26 @ $100.000
4.700%, H15T5Y + 3.796%, 10/15/51(A) (B)	373	336
HCA
Callable 03/01/26 @ $100.000
5.375%, 09/01/26	4,005	4,004
Heartland Dental
Callable 05/15/25 @ $105.250
10.500%, 04/30/28(A)	880	935
Callable 05/06/24 @ $100.000
8.500%, 05/01/26(A)	1,239	1,223
H-Food Holdings
Callable 04/15/24 @ $100.000
8.500%, 06/01/26(A)	1,164	81
HP
Callable 12/15/27 @ $100.000
4.750%, 01/15/28	4,232	4,207
Hudson Pacific Properties
Callable 10/15/29 @ $100.000
3.250%, 01/15/30	109	84
ILFC E-Capital Trust II
Callable 05/06/24 @ $100.000
7.395%, TSFR3M + 2.062%, 12/21/65(A) (B)	1,530	1,221
Illuminate Buyer
Callable 05/06/24 @ $104.500
9.000%, 07/01/28(A)	3,704	3,654
KeHE Distributors
Callable 02/15/26 @ $104.500
9.000%, 02/15/29(A)	1,791	1,816
Kennedy-Wilson
Callable 03/01/26 @ $102.500
5.000%, 03/01/31	721	561

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
Callable 09/01/24 @ $102.375 4.750%, 02/01/30	$401	$320
Callable 05/06/24 @ $102.375 4.750%, 03/01/29	910	749
Ladder Capital Finance Holdings
Callable 04/22/24 @ $100.000 5.250%, 10/01/25(A)	4,816	4,730
Callable 05/06/24 @ $101.063 4.250%, 02/01/27(A)	2,757	2,579
LD Holdings Group
Callable 05/06/24 @ $101.625 6.500%, 11/01/25(A)	1,216	1,180
Callable 04/15/24 @ $103.063 6.125%, 04/01/28(A)	752	623
Level 3 Financing
Callable 05/15/26 @ $105.250 10.500%, 05/15/30(A)	717	733
LFS Topco
Callable 05/06/24 @ $102.938 5.875%, 10/15/26(A)	508	471
Madison IAQ
Callable 06/30/24 @ $102.938 5.875%, 06/30/29(A)	1,000	915
Maxim Crane Works Holdings Capital
Callable 09/01/25 @ $105.750 11.500%, 09/01/28(A)	2,335	2,532
Medline Borrower
Callable 10/01/24 @ $101.938 3.875%, 04/01/29(A)	1,000	910
Midcap Financial Issuer Trust
Callable 05/01/24 @ $103.250 6.500%, 05/01/28(A)	1,887	1,741
Mohegan Tribal Gaming Authority
Callable 05/06/24 @ $102.000 8.000%, 02/01/26(A)	6,787	6,641
MPT Operating Partnership
Callable 05/06/24 @ $100.875 5.250%, 08/01/26	2,057	1,883

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
Nationstar Mortgage Holdings
Callable 05/06/24 @ $101.250 5.000%, 02/01/26(A)	$2,097	$2,052
New Home
Callable 10/01/26 @ $104.625 9.250%, 10/01/29(A)	1,388	1,395
Callable 04/09/24 @ $101.813 8.250%, 10/15/27(A)	3,520	3,583
NuStar Logistics
Callable 03/01/26 @ $100.000 6.000%, 06/01/26	1,677	1,670
Callable 01/28/27 @ $100.000 5.625%, 04/28/27	1,174	1,162
Olympus Water US Holding
Callable 06/01/25 @ $104.875 9.750%, 11/15/28(A)	915	975
Callable 10/01/24 @ $103.563 7.125%, 10/01/27(A)	2,002	2,022
OneMain Finance
7.125%, 03/15/26	2,284	2,326
Oracle
Callable 04/06/28 @ $100.000 4.500%, 05/06/28	4,518	4,451
Pactiv
8.375%, 04/15/27	1,029	1,069
7.950%, 12/15/25	777	794
PHH Mortgage
Callable 05/06/24 @ $101.969 7.875%, 03/15/26(A)	416	403
PRA Group
Callable 10/01/24 @ $102.500 5.000%, 10/01/29(A)	354	298
Prime Security Services Borrower
5.750%, 04/15/26(A)	2,221	2,215
Callable 08/31/26 @ $100.000 3.375%, 08/31/27(A)	783	719
Raptor Acquisition
Callable 04/15/24 @ $101.219 4.875%, 11/01/26(A)	5,263	5,063

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
Regal Rexnord
Callable 03/15/28 @ $100.000 6.050%, 04/15/28(A)	$5,198	$5,270
Rithm Capital
Callable 04/01/26 @ $104.000 8.000%, 04/01/29(A)	4,496	4,365
Callable 05/06/24 @ $101.563 6.250%, 10/15/25(A)	1,308	1,297
RLJ Lodging Trust
Callable 05/06/24 @ $101.875 3.750%, 07/01/26(A)	793	755
Select Medical
Callable 05/06/24 @ $102.083 6.250%, 08/15/26(A)	8,504	8,520
Service Properties Trust
Callable 06/15/25 @ $100.000 7.500%, 09/15/25	4,638	4,700
Callable 08/15/25 @ $100.000 5.250%, 02/15/26	2,978	2,881
Callable 08/15/29 @ $100.000 4.375%, 02/15/30	414	316
Six Flags Theme Parks
Callable 05/06/24 @ $101.750 7.000%, 07/01/25(A)	662	663
Southwestern Energy
Callable 04/22/24 @ $104.188 8.375%, 09/15/28	1,126	1,168
Staples
Callable 05/06/24 @ $100.000 7.500%, 04/15/26(A)	2,781	2,714
Starwood Property Trust
Callable 10/01/28 @ $100.000 7.250%, 04/01/29(A)	1,788	1,802
Callable 09/30/24 @ $100.000 3.750%, 12/31/24(A)	2,337	2,292
Callable 01/15/26 @ $100.000 3.625%, 07/15/26(A)	1,311	1,230
Sunoco
Callable 05/06/24 @ $101.000 6.000%, 04/15/27	1,726	1,719

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
Surgery Center Holdings
Callable 04/15/27 @ $103.625 7.250%, 04/15/32(A)	$500	$504
SWF Escrow Issuer
Callable 10/01/24 @ $103.250 6.500%, 10/01/29(A)	1,322	978
Tempo Acquisition
Callable 04/15/24 @ $101.438 5.750%, 06/01/25(A)	2,905	2,900
Tenet Healthcare
Callable 04/22/24 @ $100.000 6.250%, 02/01/27	1,324	1,324
TKC Holdings
Callable 05/15/24 @ $103.438 6.875%, 05/15/28(A)	2,989	2,837
T-Mobile USA
Callable 02/15/28 @ $100.000 4.950%, 03/15/28	5,724	5,710
TMS International
Callable 04/15/24 @ $103.125 6.250%, 04/15/29(A)	2,711	2,475
Townsquare Media
Callable 05/06/24 @ $101.719 6.875%, 02/01/26(A)	2,139	2,086
TransDigm
Callable 03/01/26 @ $103.188 6.375%, 03/01/29(A)	993	996
U.S. Acute Care Solutions
Callable 05/06/24 @ $101.594 6.375%, 03/01/26(A)	977	941
Valley National Bancorp
Callable 06/15/26 @ $100.000 3.000%, TSFR3M + 2.360%, 06/15/31(B)	350	255
Vector Group
Callable 05/06/24 @ $100.000 10.500%, 11/01/26(A)	8,594	8,658
Callable 05/06/24 @ $102.875 5.750%, 02/01/29(A)	995	922

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)
Verscend Escrow
Callable 05/06/24 @ $100.000 9.750%, 08/15/26(A)	$6,121	$6,138
WASH Multifamily Acquisition
Callable 05/06/24 @ $101.438 5.750%, 04/15/26(A)	6,915	6,759
WESCO Distribution
Callable 05/06/24 @ $101.781 7.125%, 06/15/25(A)	4,442	4,445
White Capital Parent
Callable 05/06/24 @ $100.000 8.250% cash/0% PIK, 03/15/26(A)	804	803
Williams Scotsman
Callable 04/22/24 @ $101.531 6.125%, 06/15/25(A)	1,127	1,122
XHR
Callable 04/15/24 @ $101.594 6.375%, 08/15/25(A)	675	676

		264,062

TOTAL CORPORATE OBLIGATIONS (Cost $345,402) (000)		346,440

ASSET-BACKED SECURITIES — 6.2%

BERMUDA — 0.0%
Rad CLO 20, Ser 2023-20A, Cl E
Callable 07/20/25 @ $100 13.486%, TSFR3M + 8.080%, 07/20/36(A) (B)	250	249

CAYMAN ISLANDS — 4.0%
AB BSL CLO 2, Ser 2021-2A, Cl E
Callable 04/15/24 @ $100 12.286%, TSFR3M + 6.972%, 04/15/34(A) (B)	250	239
ACREC, Ser 2021-FL1, Cl E
Callable 04/16/24 @ $100 8.441%, TSFR1M + 3.114%, 10/16/36(A) (B)	1,030	963

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)

CAYMAN ISLANDS — (continued)
Allegro CLO VI, Ser 2018-2A, Cl D
Callable 04/17/24 @ $100 8.328%, TSFR3M + 3.012%, 01/17/31(A) (B)	$2,000	$1,970
ALM 2020, Ser 2020-1A, Cl D
Callable 04/15/24 @ $100 11.576%, TSFR3M + 6.262%, 10/15/29(A) (B)	1,000	993
Anchorage Capital CLO, Ser 2017-1A, Cl DR
Callable 04/13/24 @ $100 12.376%, TSFR3M + 7.062%, 10/13/30(A) (B)	1,975	1,961
Anchorage Capital CLO, Ser 2018-10A, Cl E
Callable 04/15/24 @ $100 11.326%, TSFR3M + 6.012%, 10/15/31(A) (B)	1,500	1,459
Anchorage Capital CLO, Ser 2018-4RA, Cl D
Callable 04/28/24 @ $100 8.181%, TSFR3M + 2.862%, 01/28/31(A) (B)	1,000	979
Anchorage Capital CLO, Ser 2021-21A, Cl E
Callable 04/20/24 @ $100 12.929%, TSFR3M + 7.612%, 10/20/34(A) (B)	150	143
Anchorage Capital CLO, Ser 2024-28A, Cl E
Callable 01/20/26 @ $100 12.235%, TSFR3M + 6.950%, 04/20/37(A) (B)	1,420	1,395
Apidos CLO XV, Ser 2018-15A, Cl ERR
Callable 04/20/24 @ $100 11.279%, TSFR3M + 5.962%, 04/20/31(A) (B)	1,000	984
Apidos CLO XXII, Ser 2020-22A, Cl DR
Callable 04/20/24 @ $100 12.329%, TSFR3M + 7.012%, 04/20/31(A) (B)	1,000	992
Apidos CLO XXX, Ser 2018-XXXA, Cl D
Callable 04/18/24 @ $100 11.160%, TSFR3M + 5.862%, 10/18/31(A) (B)	1,000	974
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL1, Cl D
Callable 04/15/24 @ $100

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)

CAYMAN ISLANDS — (continued)
8.390%, TSFR1M + 3.064%, 12/15/35(A) (B)	$1,572	$1,516
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL1, Cl E
Callable 04/15/24 @ $100 8.840%, TSFR1M + 3.514%, 12/15/35(A) (B)	130	122
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL2, Cl E
Callable 04/15/24 @ $100 8.390%, TSFR1M + 3.064%, 05/15/36(A) (B)	260	243
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL3, Cl D
Callable 04/15/24 @ $100 7.640%, TSFR1M + 2.314%, 08/15/34(A) (B)	100	94
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL3, Cl E
Callable 04/15/24 @ $100 7.990%, TSFR1M + 2.664%, 08/15/34(A) (B)	640	585
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL4, Cl E
Callable 06/15/24 @ $100 8.840%, TSFR1M + 3.514%, 11/15/36(A) (B)	1,640	1,503
Arbor Realty Commercial Real Estate Notes, Ser 2022-FL1, Cl D
Callable 08/15/24 @ $100 8.319%, SOFR30A + 3.000%, 01/15/37(A) (B)	1,580	1,519
Bain Capital Credit CLO, Ser 2021-2A, Cl ER
Callable 04/19/24 @ $100 12.181%, TSFR3M + 6.872%, 07/19/34(A) (B)	360	346
Callable 04/17/24 @ $100 11.898%, TSFR3M + 6.582%, 10/17/32(A) (B)	250	241
Bain Capital Credit CLO, Ser 2021-3A, Cl ER
Callable 04/21/24 @ $100 12.679%, TSFR3M + 7.362%, 10/21/34(A) (B)	700	666
Benefit Street Partners CLO IX, Ser 2018-9A, Cl ER
Callable 04/20/24 @ $100 11.279%, TSFR3M + 5.962%, 07/20/31(A) (B)	500	483

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)

CAYMAN ISLANDS — (continued)
BlueMountain CLO XXVI, Ser 2021-26A, Cl D2R
Callable 04/20/24 @ $100 9.949%, TSFR3M + 4.632%, 10/20/34(A) (B)	$400	$398
Carlyle Global Market Strategies CLO, Ser 2017-1A, Cl CR
Callable 05/14/24 @ $100 8.918%, TSFR3M + 3.612%, 08/14/30(A) (B)	750	747
Carlyle US CLO, Ser 2021-2A, Cl DR
Callable 04/15/24 @ $100 12.076%, TSFR3M + 6.762%, 07/15/32(A) (B)	500	491
Carlyle US CLO, Ser 2023-3A, Cl E
Callable 10/15/25 @ $100 13.714%, TSFR3M + 8.400%, 10/15/36(A) (B)	410	410
Catskill Park CLO, Ser 2017-1A, Cl D
Callable 04/20/24 @ $100 11.579%, TSFR3M + 6.262%, 04/20/29(A) (B)	140	138
CFG Investments, Ser 2023-1, Cl B
Callable 02/25/25 @ $100 10.050%, 07/25/34(A)	210	214
CFIP CLO, Ser 2021-1A, Cl DR
Callable 04/18/24 @ $100 9.380%, TSFR3M + 4.082%, 10/18/34(A) (B)	380	360
CIFC Funding, Ser 2017-2A, Cl E
Callable 04/20/24 @ $100 11.529%, TSFR3M + 6.212%, 04/20/30(A) (B)	500	494
CIFC Funding, Ser 2017-4A, Cl D
Callable 04/24/24 @ $100 11.680%, TSFR3M + 6.362%, 10/24/30(A) (B)	700	694
Dewolf Park CLO, Ser 2017-1A, Cl E
Callable 04/15/24 @ $100 11.776%, TSFR3M + 6.462%, 10/15/30(A) (B)	300	292
Dryden 60 CLO, Ser 2018-60A, Cl D
Callable 04/15/24 @ $100 8.576%, TSFR3M + 3.262%, 07/15/31(A) (B)	300	292

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)

CAYMAN ISLANDS — (continued)
Dryden 83 CLO, Ser 2021-83A, Cl E
Callable 04/18/24 @ $100 11.110%, TSFR3M + 5.812%, 01/18/32(A) (B)	$750	$700
Eaton Vance CLO, Ser 2021-1A, Cl D3R
Callable 04/15/24 @ $100 12.376%, TSFR3M + 7.062%, 01/15/34(A) (B)	1,500	1,466
Empower CLO, Ser 2022-1A, Cl E
Callable 10/20/24 @ $100 13.868%, TSFR3M + 8.550%, 10/20/34(A) (B)	400	399
Empower CLO, Ser 2023-2A, Cl E
Callable 10/15/25 @ $100 13.564%, TSFR3M + 8.250%, 07/15/36(A) (B)	1,530	1,528
Empower CLO, Ser 2024-1A, Cl D2
Callable 04/25/26 @ $100 9.250%, 04/25/37(A)	250	249
Empower CLO, Ser 2024-1A, Cl E
Callable 04/25/26 @ $100 11.811%, TSFR3M + 6.500%, 04/25/37(A) (B)	250	248
Fillmore Park CLO, Ser 2018-1A, Cl E
Callable 04/15/24 @ $100 10.976%, TSFR3M + 5.662%, 07/15/30(A) (B)	788	776
Fortress Credit BSL III, Ser 2018-1A, Cl ER
Callable 04/18/24 @ $100 11.750%, TSFR3M + 6.452%, 04/18/31(A) (B)	1,000	964
Fortress Credit BSL VII, Ser 2019-1A, Cl E
Callable 04/23/24 @ $100 12.517%, TSFR3M + 7.202%, 07/23/32(A) (B)	1,600	1,572
Galaxy XXVI CLO, Ser 2018-26A, Cl E
Callable 05/22/24 @ $100 11.437%, TSFR3M + 6.112%, 11/22/31(A) (B)	1,500	1,481
Generate CLO, Ser 2017-2A, Cl ER
Callable 04/22/24 @ $100

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — (continued)
11.229%, TSFR3M + 5.912%, 01/22/31(A) (B)	$750	$743
Generate CLO, Ser 2023-3A, Cl E2R
Callable 01/20/26 @ $100 13.135%, TSFR3M + 7.830%, 10/20/36(A) (B)	1,250	1,251
Generate CLO, Ser 2024-14A, Cl E
Callable 04/22/26 @ $100 12.075%, TSFR3M + 6.750%, 04/22/37(A) (B)	1,780	1,766
HPS Loan Management, Ser 2018-2016, Cl DR
Callable 04/20/24 @ $100 8.479%, TSFR3M + 3.162%, 07/20/30(A) (B)	1,180	1,158
Jamestown CLO XII, Ser 2019-1A, Cl D
Callable 04/20/24 @ $100 12.579%, TSFR3M + 7.262%, 04/20/32(A) (B)	250	248
LCM XIII, Ser 2016-13A, Cl ER
Callable 04/19/24 @ $100 12.871%, TSFR3M + 7.562%, 07/19/27(A) (B)	400	388
Madison Park Funding LI, Ser 2021-51A, Cl E
Callable 04/19/24 @ $100 11.841%, TSFR3M + 6.532%, 07/19/34(A) (B)	1,250	1,230
Madison Park Funding XIII, Ser 2018-13A, Cl DR2
Callable 04/19/24 @ $100 8.421%, TSFR3M + 3.112%, 04/19/30(A) (B)	1,459	1,450
Madison Park Funding XIV, Ser 2018-14A, Cl ER
Callable 10/22/24 @ $100 11.379%, TSFR3M + 6.062%, 10/22/30(A) (B)	1,000	980
Madison Park Funding XXVII, Ser 2018-27A, Cl C
Callable 04/20/24 @ $100 8.179%, TSFR3M + 2.862%, 04/20/30(A) (B)	250	248
Madison Park Funding XXX, Ser 2018-30A, Cl E
Callable 04/15/24 @ $100 10.526%, TSFR3M + 5.212%, 04/15/29(A) (B)	680	665
Marble Point CLO XV, Ser 2021-1A, Cl DR
Callable 04/23/24 @ $100

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — (continued)
9.177%, TSFR3M + 3.862%, 07/23/32(A) (B)	$1,000	$983
MF1, Ser 2021-FL6, Cl E
Callable 04/16/24 @ $100 8.391%, TSFR1M + 3.064%, 07/16/36(A) (B)	100	92
MF1, Ser 2021-FL7, Cl E
Callable 04/16/24 @ $100 8.241%, TSFR1M + 2.914%, 10/16/36(A) (B)	370	339
Oaktree CLO, Ser 2019-1A, Cl D
Callable 04/22/24 @ $100 9.379%, TSFR3M + 4.062%, 04/22/30(A) (B)	2,040	1,995
Oaktree CLO, Ser 2019-2A, Cl C
Callable 04/15/24 @ $100 9.536%, TSFR3M + 4.222%, 04/15/31(A) (B)	1,890	1,869
Oaktree CLO, Ser 2022-1A, Cl E
Callable 05/15/24 @ $100 13.067%, TSFR3M + 7.760%, 05/15/33(A) (B)	1,250	1,241
Oaktree CLO, Ser 2023-2A, Cl E
Callable 07/20/25 @ $100 13.968%, TSFR3M + 8.650%, 07/20/36(A) (B)	250	250
Octagon Investment Partners 45, Ser 2022-1A, Cl ER
Callable 04/15/24 @ $100 12.134%, TSFR3M + 6.820%, 04/15/35(A) (B)	500	446
OHA Credit Partners VII, Ser 2021-7A, Cl ER3
Callable 05/20/24 @ $100 11.831%, TSFR3M + 6.512%, 02/20/34(A) (B)	250	248
OHA Credit Partners XII, Ser 2018-12A, Cl ER
Callable 04/23/24 @ $100 11.027%, TSFR3M + 5.712%, 07/23/30(A) (B)	250	244
OZLM Funding II, Ser 2018-2A, Cl DR2
Callable 10/30/24 @ $100 11.479%, TSFR3M + 6.162%, 07/30/31(A) (B)	640	604
OZLM IX, Ser 2018-9A, Cl DRR
Callable 10/20/24 @ $100

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — (continued)
11.699%, TSFR3M + 6.382%, 10/20/31(A) (B)	$480	$454
OZLM VIII, Ser 2018-8A, Cl DRR
Callable 04/17/24 @ $100 11.658%, TSFR3M + 6.342%, 10/17/29(A) (B)	1,590	1,578
OZLM XVII, Ser 2017-17A, Cl D
Callable 04/20/24 @ $100 11.569%, TSFR3M + 6.252%, 07/20/30(A) (B)	360	345
OZLM XXIII, Ser 2021-23A, Cl ER
Callable 04/15/24 @ $100 12.856%, TSFR3M + 7.542%, 04/15/34(A) (B)	1,640	1,559
Rad CLO 1, Ser 2018-1A, Cl E
Callable 04/15/24 @ $100 11.196%, TSFR3M + 5.882%, 07/15/31(A) (B)	2,000	1,930
Rad CLO 7, Ser 2024-7A, Cl FR
Callable 04/17/25 @ $100 12.460%, TSFR3M + 7.130%, 04/17/36(A) (B)	320	309
Regatta XIV Funding, Ser 2018-3A, Cl E
Callable 04/25/24 @ $100 11.536%, TSFR3M + 6.212%, 10/25/31(A) (B)	1,250	1,190
RR 6, Ser 2021-6A, Cl DR
Callable 04/15/24 @ $100 11.426%, TSFR3M + 6.112%, 04/15/36(A) (B)	500	475
Sculptor CLO XXVII, Ser 2021-27A, Cl E
Callable 04/20/24 @ $100 12.629%, TSFR3M + 7.312%, 07/20/34(A) (B)	1,500	1,465
Sycamore Tree CLO, Ser 2024-2A, Cl ER
Callable 01/20/26 @ $100 13.003%, TSFR3M + 7.680%, 01/20/37(A) (B)	1,000	983
Symphony CLO XX, Ser 2019-20A, Cl E
Callable 04/16/24 @ $100

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — (continued)
11.866%, TSFR3M + 6.552%, 01/16/32(A) (B)	$250	$239
TIAA CLO I, Ser 2018-1A, Cl DR
Callable 04/20/24 @ $100 9.079%, TSFR3M + 3.762%, 07/20/31(A) (B)	500	485
TICP CLO VII, Ser 2020-7A, Cl ER
Callable 04/15/25 @ $100 12.626%, TSFR3M + 7.312%, 04/15/33(A) (B)	1,580	1,555
Voya CLO, Ser 2017-1A, Cl DR
Callable 04/18/24 @ $100 11.210%, TSFR3M + 5.912%, 01/18/29(A) (B)	250	239

		65,527

JERSEY — 0.3%
Deerpath Capital CLO, Ser 2023-1A, Cl DR
11.707%, TSFR3M + 6.390%, 04/17/34(A) (B)	250	246
Dryden 107 CLO, Ser 2023-107A, Cl E
Callable 08/15/25 @ $100 13.037%, TSFR3M + 7.730%, 08/15/35(A) (B)	590	588
Halseypoint CLO, Ser 2023-7A, Cl E
Callable 07/20/25 @ $100 14.098%, TSFR3M + 8.780%, 07/20/36(A) (B)	360	360
ICG US CLO, Ser 2023-1A, Cl E
Callable 01/18/25 @ $100 14.108%, TSFR3M + 8.810%, 07/18/36(A) (B)	740	739
Ivy Hill Middle Market Credit Fund XXI, Ser 2023-21A, Cl E
13.818%, TSFR3M + 8.520%, 07/18/35(A) (B)	450	445
OCP CLO, Ser 2024-31A, Cl E
Callable 04/20/26 @ $100 12.193%, TSFR3M + 6.900%, 04/20/37(A) (B)	1,440	1,427

		3,805

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — 1.9%
A10 Bridge Asset Financing, Ser 2020-C, Cl E
Callable 04/15/24 @ $100 5.465%, 08/15/40(A)	$800	$786
ACHV ABS TRUST, Ser 2023-3PL, Cl D
Callable 08/18/26 @ $100 8.360%, 08/19/30(A)	1,000	1,027
ACHV ABS TRUST, Ser 2023-4CP, Cl E
Callable 07/25/26 @ $100 10.500%, 11/25/30(A)	500	496
Affirm Asset Securitization Trust, Ser 2023-X1, Cl D
Callable 07/15/25 @ $100 9.550%, 11/15/28(A)	110	113
AMSR Trust, Ser 2023-SFR2, Cl F1
3.950%, 06/17/40(A)	210	174
AMSR Trust, Ser 2023-SFR2, Cl F2
3.950%, 06/17/40(A)	640	513
Brex Commercial Charge Card Master Trust, Ser 2024-1, Cl B
11.590%, 07/15/27(A)	500	500
Carvana Auto Receivables Trust, Ser 2021-N3, Cl XS
06/12/28(A) (D)	5,363	80
CPS Auto Receivables Trust, Ser 2023-D, Cl E
Callable 12/15/28 @ $100 10.130%, 05/15/31(A)	1,630	1,748
Ent Auto Receivables Trust, Ser 2023-1A, Cl D
Callable 03/15/28 @ $100 7.700%, 03/17/31(A)	1,560	1,608
Exeter Automobile Receivables Trust, Ser 2023-3A, Cl E
Callable 10/15/27 @ $100 9.980%, 01/15/31(A)	1,130	1,198
Exeter Automobile Receivables Trust, Ser 2023-4A, Cl E
Callable 06/15/28 @ $100 9.570%, 02/18/31(A)	1,960	2,055
FHF Issuer Trust, Ser 2024-1A, Cl C
Callable 01/15/28 @ $100 7.420%, 05/15/31(A)	900	904

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Goodleap Sustainable Home Solutions Trust, Ser 2023-3C, Cl B
Callable 12/20/39 @ $100 7.800%, 07/20/55(A)	$1,570	$1,534
Hertz Vehicle Financing, Ser 2021-1A, Cl D
3.980%, 12/26/25(A)	1,000	979
Hertz Vehicle Financing, Ser 2022-4A, Cl D
Callable 09/25/25 @ $100 6.560%, 09/25/26(A)	250	245
Marlette Funding Trust, Ser 2022-3A, Cl D
Callable 11/15/26 @ $100 7.800%, 11/15/32(A)	170	167
Marlette Funding Trust, Ser 2023-2A, Cl D
Callable 07/15/27 @ $100 7.920%, 06/15/33(A)	1,500	1,498
Marlette Funding Trust, Ser 2023-3A, Cl D
Callable 12/15/27 @ $100 8.040%, 09/15/33(A)	1,520	1,558
Marlette Funding Trust, Ser 2023-4A, Cl B
Callable 04/15/28 @ $100 8.150%, 12/15/33(A)	110	113
MCR Mortgage Trust, Ser 2024-HTL, Cl F
10.978%, TSFR1M + 5.653%, 02/15/37(A) (B)	390	388
MF1, Ser 2020-FL4, Cl D
Callable 04/15/24 @ $100 9.540%, TSFR1M + 4.214%, 11/15/35(A) (B)	300	293
OnDeck Asset Securitization Trust IV, Ser 2023-1A, Cl C
9.930%, 08/19/30(A)	600	595
OneMain Financial Issuance Trust, Ser 2023-2A, Cl D
Callable 09/14/26 @ $100 7.520%, 09/15/36(A)	1,560	1,599
Progress Residential Trust, Ser 2024-SFR2, Cl F
3.650%, 04/17/41(A) (B)	690	539
Reach ABS Trust, Ser 2023-1A, Cl C
Callable 05/15/27 @ $100 8.450%, 02/18/31(A)	1,500	1,546

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Reach ABS Trust, Ser 2024-1A, Cl D
Callable 01/15/28 @ $100 10.640%, 02/18/31(A)	$270	$270
Regional Management Issuance Trust, Ser 2022-1, Cl D
Callable 03/15/25 @ $100 6.720%, 03/15/32(A)	250	234
SCG Mortgage Trust, Ser 2024-MSP, Cl E
10.237%, TSFR1M + 4.937%, 04/15/41(A) (B)	1,630	1,627
Upstart Securitization Trust, Ser 2023-2, Cl C
Callable 08/20/27 @ $100 11.870%, 06/20/33(A)	1,134	1,159
Upstart Securitization Trust, Ser 2023-3, Cl B
Callable 08/20/27 @ $100 8.250%, 10/20/33(A)	1,204	1,215
US Bank, Ser 2023-1, Cl C
Callable 08/25/26 @ $100 9.785%, 08/25/32(A)	418	422
US Bank, Ser 2023-1, Cl D
Callable 08/25/26 @ $100 13.597%, 08/25/32(A)	631	635
VStrong Auto Receivables Trust, Ser 2023-A, Cl D
Callable 06/15/28 @ $100 9.310%, 02/15/30(A)	1,255	1,332
VStrong Auto Receivables Trust, Ser 2023-A, Cl E
Callable 06/15/28 @ $100 9.990%, 12/16/30(A)	1,080	1,071
VStrong Auto Receivables Trust, Ser 2024-A, Cl D
Callable 11/15/28 @ $100 7.290%, 07/15/30(A)	100	101
Westgate Resorts, Ser 2023-1A, Cl D
Callable 04/20/27 @ $100 10.140%, 12/20/37(A)	366	368

		30,690

TOTAL ASSET-BACKED SECURITIES
(Cost $98,466) (000)		100,271

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

CONVERTIBLE BONDS — 0.4%

	Face Amount (000)	Fair Value (000)
UNITED STATES — 0.4%
JetBlue Airways
0.50%, 04/01/26	$1,357	$1,185
Opendoor Technologies
0.25%, 08/15/26(A)	1,795	1,382
PennyMac
5.50%, 03/15/26	571	542
Redwood Trust
7.75%, 06/15/27	2,058	1,970
RWT Holdings
5.75%, 10/01/25	338	326
Two Harbors Investment
6.25%, 01/15/26	1,281	1,211

TOTAL CONVERTIBLE BONDS
(Cost $6,442) (000)		6,616

PURCHASED OPTIONS — 0.1%

	Contracts
PURCHASED OPTIONS
Total Purchased Options(F) (Cost $4,338) (000)	11,431	$1,920

PREFERRED STOCK — 0.1%

	Shares
UNITED STATES — 0.1%
Brookfield Property Partners, 6.250%	2,400	37
New York Community Bancorp, 6.375%	3,941	69
TPG RE Finance Trust, 6.250%	26,000	421

TOTAL PREFERRED STOCK
(Cost $457) (000)		527

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

SHORT-TERM INVESTMENT — 41.6%

	Shares	Fair Value (000)
BlackRock Cash Funds Treasury Fund - Institutional Shares
5.260%(G)	680,695,644	$680,696

TOTAL SHORT-TERM INVESTMENT
(Cost $680,696) (000)		680,696

TOTAL INVESTMENTS — 134.3% (Cost $2,172,965) (000)		$2,194,496

SECURITIES SOLD SHORT CORPORATE OBLIGATIONS — (1.4)%

	Face Amount (000)	Fair Value (000)
CANADA — (0.1)%
NOVA Chemicals
5.250%, 06/01/27 (A)	$(1,279)	(1,205)
4.250%, 05/15/29 (A)	(1,279)	(1,095)

		(2,300)

UNITED STATES — (1.3)%
Allegiant Travel
7.250%, 08/15/27 (A)	(1,739)	(1,730)
Bausch + Lomb
8.375%, 10/01/28 (A)	(1,788)	(1,850)
DaVita
4.625%, 06/01/30 (A)	(1,369)	(1,226)
Embecta
5.000%, 02/15/30 (A)	(914)	(747)
GPS Hospitality Holding
7.000%, 08/15/28 (A)	(1,390)	(1,133)
Guitar Center
8.500%, 01/15/26 (A)	(1,288)	(1,137)
HUB International
5.625%, 12/01/29 (A)	(669)	(627)
Newell Brands
6.625%, 09/15/29	(2,205)	(2,156)
Organon
5.125%, 04/30/31 (A)	(1,826)	(1,623)
Oscar AcquisitionCo
9.500%, 04/15/30 (A)	(2,282)	(2,251)
Park-Ohio Industries
6.625%, 04/15/27	(927)	(867)

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Sirius XM Radio
5.500%, 07/01/29 (A)	$(669)	$(637)
Staples
10.750%, 04/15/27 (A)	(2,781)	(2,643)
Tutor Perini
6.875%, 05/01/25 (A)	(1,821)	(1,802)

		(20,429)

TOTAL CORPORATE OBLIGATIONS
(Proceeds $(22,415)) (000)		(22,729)

TOTAL SECURITIES SOLD SHORT — (1.4)%
(Proceeds $(22,415)) (000)		$(22,729)

WRITTEN OPTIONS — (0.2)%

	Contracts
Total Written Options(F)
(Premiums Received $1,426) (000)	(10,046)	$(3,350)

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On March 31, 2024, the value of these securities amounted $417,035 (000) and represented 25.5% of net assets.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on March 31, 2024. The coupon on a step bond changes on a specified date.
(D)	No rate available.
(E)	Zero Coupon Security.
(F)	Refer to table below for details on Options Contracts.
(G)	Rate shown is the 7-day effective yield as of March 31, 2024. The BlackRock Cash Funds Treasury Fund’s financial statements are available on the SEC’s website at https://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

Open exchange traded options contract held by the Fund at March 31, 2024 are as follows:

PURCHASED OPTIONS — 0.0%

	Contracts	Notional Amount (000)	Strike Price	Expiration Date	Fair Value (000)
PUT OPTIONS
UNITED STATES — 0.0%
Claros Mortgage Trust	669	$653	$ 10.00	04/19/24	$30
iShares Russell 2000 ETF	114	2,397	188.00	04/19/24	2
iShares Russell 2000 ETF	448	9,421	178.00	05/17/24	16
SPDR S&P 500 ETF Trust	152	7,951	435.00	04/19/24	2

Total Purchased Options					50

Open OTC options contract held by the Fund at March 31, 2024 are as follows:

PURCHASED OPTIONS — 0.1%
	Counterparty	Number of Contracts	Notional Amount (000)	Strike Price	Expiration Date	Fair Value (000)
CALL OPTIONS
UNITED STATES — 0.1%
Hybrid Binary Option, SPX Strike $4,151.58 and 10-Year SOFR Strike 4.45%(1)	Goldman Sachs	1	$7,000	$4,151.58	06/21/24	$5
Palladium Dispersion Basket Option, Strike18%(2) ..	UBS	1	50,000	18%	03/14/25	1,602

						1,607

PUT OPTIONS
UNITED STATES — 0.0%
Nasdaq 100 Index	Goldman Sachs	2,215	$40,434	$16,080.93	06/21/24	$184
S&P 500 Index	Goldman Sachs	7,831	41,147	4,430.04	06/21/24	79

						263

Total Purchased Options						$1,870

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

WRITTEN OPTIONS — (0.2)%
	Counterparty	Number of Contracts	Notional Amount (000)	Strike Price	Expiration Date	Fair Value (000)
CALL OPTIONS
UNITED STATES — (0.2)%
Nasdaq 100 Index	Goldman Sachs	(2,215)	$ (40,434)	$18,196.85	06/21/24	$(1,619)
S&P 500 Index	Goldman Sachs	(7,831)	$ (41,147)	5,148.43	06/21/24	(1,731)

Total Written Options						$(3,350)

(1) This option contract is written with two strike conditions that must be met at expiry to exercise: SPX = $4,151.58 and 10-Year SOFR = 4.45%.

(2) This option contract is written on the average absolute dispersion between a basket of the top 25 names in the S&P 500 at contract initiation and the individual components of the basket. Payoff is computed as the average absolute deviation of each component versus the basket performance above the strike over the life of the contract, strike is set at 18% average dispersion.

Open futures contracts held by the Fund at March 31, 2024 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)

Long Contracts
NASDAQ 100 E-Mini	73	Jun-2024	$27,106	$26,974	$(132)
S&P 500 Annual Dividend Index	1,982	Dec-2024	30,325	36,345	6,020
S&P 500 Annual Dividend Index	1,605	Dec-2026	29,993	29,953	(40)
S&P 500 E-Mini	82	Jun-2024	21,423	21,765	342

			108,847	115,037	6,190

Short Contracts
U.S. 2-Year Treasury Note	(2,441)	Jun-2024	$(499,699)	$(499,146)	$553
U.S. 10-Year Treasury Note	(2,647)	Jun-2024	(292,065)	(293,279)	(1,214)
U.S. Ultra Long Treasury Bond	(45)	Jun-2024	(5,748)	(5,805)	(57)

			(797,512)	(798,230)	(718)

			$(688,665)	$(683,193)	$5,472

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

Open centrally cleared swap contracts held by the Fund at March 31, 2024 are as follows:

Interest Rate Swaps

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
4.243%	SOFR INDEX	Annually	12/21/2025	USD	$6,420	$66	$5	$61
3.913%	SOFR INDEX	Annually	12/21/2026	USD	5,868	86	2	84
3.74%	SOFR INDEX	Annually	12/21/2027	USD	14,738	263	(3)	266
3.644%	SOFR INDEX	Annually	12/21/2028	USD	13,149	270	(6)	276
3.593%	SOFR INDEX	Annually	12/21/2029	USD	4,494	102	2	100
3.561%	SOFR INDEX	Annually	12/21/2030	USD	964	24	(1)	25
3.543%	SOFR INDEX	Annually	12/21/2031	USD	302	8	1	7
3.536%	SOFR INDEX	Annually	12/21/2032	USD	95	3	–	3
3.533%	SOFR INDEX	Annually	12/21/2033	USD	243	7	–	7
3.539%	SOFR INDEX	Annually	12/21/2035	USD	753	25	1	24
3.541%	SOFR INDEX	Annually	12/21/2038	USD	1,322	51	1	50
3.512%	SOFR INDEX	Annually	12/21/2043	USD	511	23	(1)	24

						$928	$1	$927

Open OTC swap agreements held by the Fund at March 31, 2024 are as follows:

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date		Notional Amount (000)	Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase	Hospitality Properties Trust	Buy	5.00%	Quarterly	12/20/2028		$60	$(4)	$(3)	$(1)
JPMorgan Chase	Hospitality Properties Trust	Buy	5.00%	Quarterly	12/20/2028		60	(4)	(3)	(1)

								(8)	$(6)	(2)

Total Return Swaps

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)^	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Bank of America	**BABXRPFB INDEX	0.00%	TOTAL RETURN	Quarterly	01/06/25	USD	96,574	$774	$–	$774
Bank of America	**BABXRPFV INDEX	0.00%	TOTAL RETURN	Quarterly	01/21/25	USD	47,603	571	–	571
Bank of America	**BAESUCPR INDEX	0.00%	TOTAL RETURN	Quarterly	02/24/25	USD	47,989	376	–	376
Bank of America	**BAFXCAVE INDEX	0.00%	TOTAL RETURN	Quarterly	09/20/24	USD	80,861	1,680	–	1,680
Barclays	**BXIIVFR1 INDEX	0.40%	TOTAL RETURN	Quarterly	05/20/24	USD	42,299	264	–	264
BNP Paribas	**BNPUMFRL INDEX	SOFR +0.60%	TOTAL RETURN	Quarterly	05/08/24	USD	92,815	7,193	–	7,193
BNP Paribas	**BNPUMFRS INDEX	TOTAL RETURN	SOFR -0.05%	Quarterly	05/08/24	USD	67,635	(5,412)	–	(5,412)
BNP Paribas	**BNPXDITU INDEX	0.20%	TOTAL RETURN	Quarterly	04/19/24	USD	55,155	(185)	–	(185)
Deutsche Bank	**DBGNLASU INDEX	Fixed 0.00%	TOTAL RETURN	Quarterly	01/27/25	USD	45,836	731	–	731
Deutsche Bank	**DBTIDUS5 INDEX	0.00%	TOTAL RETURN	Quarterly	04/19/24	USD	65,530	135	–	135

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)^	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Goldman Sachs	**GSCBFBL2 INDEX	FED FUNDS +0.25%	TOTAL RETURN	Quarterly	01/17/25	USD	107,887	$674	$–	$674
Goldman Sachs	**GSCBFBS2 INDEX	TOTAL RETURN	FED FUNDS - 0.10%	Quarterly	01/17/25	USD	106,867	(647)	–	(647)
Goldman Sachs	**GSISMSS1 INDEX	0.00%	TOTAL RETURN	Quarterly	09/24/24	USD	37,452	(286)	–	(286)
Goldman Sachs	**GSXAF11F INDEX	0.30%	TOTAL RETURN	Quarterly	03/14/25	USD	60,420	2,572	–	2,572
Goldman Sachs	**RCXTMGT3 INDEX	0.00%	TOTAL RETURN	Quarterly	10/11/24	USD	42,091	392	–	392
JPMorgan Chase	**JMABNPMF INDEX	0.20%	TOTAL RETURN	Quarterly	04/01/24	USD	48,420	(291)	–	(291)
JPMorgan Chase	**JPUS1MMC INDEX	0.20%	TOTAL RETURN	Quarterly	09/26/24	USD	45,529	(41)	–	(41)
JPMorgan Chase	IBOXHY INDEX	TOTAL RETURN	SOFR	Quarterly	06/20/24	USD	12,200	(412)	40	(452)
JPMorgan Chase	IBOXHY INDEX	TOTAL RETURN	SOFR	Quarterly	09/20/24	USD	12,200	(114)	114	(228)
JPMorgan Chase	IBOXHY INDEX	TOTAL RETURN	SOFR	Quarterly	12/20/24	USD	12,200	(60)	159	(219)
JPMorgan Chase	IBXXLLTR INDEX	SOFR	TOTAL RETURN	Quarterly	06/20/24	USD	4,880	93	(18)	111
Macquarie Bank Limited	**MQIS311 INDEX	0.25%	TOTAL RETURN	Quarterly	03/25/25	USD	79,545	(3)	–	(3)
Nomura	**NMSY2RNU INDEX	0.15%	TOTAL RETURN	Quarterly	07/31/24	USD	95,380	(137)	–	(137)
Societe Generale	**SGIPULSU INDEX	0.25%	TOTAL RETURN	Quarterly	01/29/25	USD	34,678	(39)	–	(39)
Societe Generale	**SGIXCUBE INDEX	0.20%	TOTAL RETURN	Quarterly	11/07/24	USD	52,486	334	–	334
Societe Generale	**SGIXFVET INDEX	SOFR +0.20%	TOTAL RETURN	Quarterly	08/06/24	USD	35,877	(708)	–	(708)
Societe Generale	**SGIXUSGC INDEX	0.15%	TOTAL RETURN	Quarterly	01/25/25	USD	56,416	780	–	780
Societe Generale	**SGIXVR2U INDEX	SOFR	TOTAL RETURN	N/A	04/09/24	USD	47,504	858	1	857
UBS	**UBCSBSB2 INDEX	0.00%	TOTAL RETURN	Monthly	08/27/24	USD	280,341	397	–	397

							1,814,670	$9,489	$296	$9,193

^ Notional amounts for OTC swaps are listed in their local currency.

** The following tables represent the individual underlying components comprising the Index Basket Swaps at March 31, 2024.

**BABXRPFB Index: A commodity multi-factor basket of eight strategies targeting four factors: Carry, Liquidity, Relative Value, and Value

	Top Underlying Components	Notional	Percentage of Notional

Future	WTI Crude Futures May 24	$(27,135,151)	-27.87%

	Brent Crude Futures September 24	(18,404,480)	-18.91%

	WTI Crude Futures September 24	18,317,148	18.82%

	WTI Crude Futures July 24	10,294,172	10.57%

	Soybean Futures May 24	(9,665,862)	-9.93%

	Brent Crude Futures July 24	7,948,078	8.16%

	Corn Futures May 24	(7,636,454)	-7.84%

	Natural Gas Futures July 24	(7,521,222)	-7.73%

	Natural Gas Futures September 24	7,360,232	7.56%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

Brent Crude Futures August 24	$6,866,225	7.05%

Corn Futures July 24	6,683,057	6.87%

NY Harb ULSD Futures May 24	(6,649,845)	-6.83%

Live Cattle Futures October 24	5,892,549	6.05%

Silver Futures July 24	(5,825,512)	-5.98%

Soybean Futures July 24	5,513,656	5.66%

Lean Hogs Futures June 24	(5,478,359)	-5.63%

Soybean Futures November 24	5,118,553	5.26%

Gold 100 oz Futures August 24	(5,105,430)	-5.24%

LME Copper Futures June 24	4,600,845	4.73%

LME Copper Futures May 24	(4,560,735)	-4.68%

Silver Futures May 24	4,264,783	4.38%

Coffee ‘C’ Futures July 24	(4,194,907)	-4.31%

Soybean Meal Futures July 24	4,154,957	4.27%

Sugar #11 (World) May 24	(4,086,948)	-4.20%

LME Zinc Futures May 24	(4,033,427)	-4.14%

Coffee ‘C’ Futures September 24	3,969,428	4.08%

Brent Crude Futures December 24	3,933,621	4.04%

Sugar #11 (World) October 24	3,871,374	3.98%

WTI Crude Futures December 24	3,857,601	3.96%

Brent Crude Futures November 24	3,799,689	3.90%

Gasoline RBOB Futures July 24	3,527,680	3.62%

Gasoline RBOB Futures May 24	(3,421,733)	-3.51%

Cotton No.2 Futures December 24	3,242,844	3.33%

Soybean Oil Futures December 24	3,050,321	3.13%

LME Zinc Futures July 24	3,039,852	3.12%

Soybean Oil Futures May 24	(2,951,345)	-3.03%

LME Nickel Futures May 24	(2,947,483)	-3.03%

Soybean Oil Futures August 24	2,785,502	2.86%

Soybean Meal Futures May 24	(2,768,718)	-2.84%

Wheat Futures(CBT) July 24	(2,759,899)	-2.84%

Copper Futures September 24	2,440,828	2.51%

Copper Futures July 24	(2,435,563)	-2.50%

Corn Futures September 24	2,434,656	2.50%

KC HRW Wheat Futures July 24	(2,277,378)	-2.34%

LME PRI Alum Futures May 24	(2,193,281)	-2.25%

NY Harb ULSD Futures July 24	2,129,371	2.19%

Natural Gas Futures December 24	(1,962,308)	-2.02%

LME PRI Alum Futures September 24	1,875,614	1.93%

LME Copper Futures December 24	(1,831,316)	-1.88%

LME Nickel Futures July 24	1,793,530	1.84%

Corn Futures December 24	(1,775,226)	-1.82%

Live Cattle Futures August 24	(1,681,404)	-1.73%

Cattle Feeder Futures May 24	(1,605,372)	-1.65%

Soybean Oil Futures July 24	(1,443,585)	-1.48%

Coffee ‘C’ Futures December 24	1,438,860	1.48%

LME Lead Futures May 24	(1,422,117)	-1.46%

Low SU Gasoil G May 24	(1,409,540)	-1.45%

Low SU Gasoil G December 24	1,407,265	1.45%

LME PRI Alum Futures December 24	(1,372,200)	-1.41%

Low SU Gasoil G September 24	1,352,518	1.39%

Canola Futures (WCE) May 24	(1,294,426)	-1.33%

Lean Hogs Futures August 24	1,285,565	1.32%

Cotton No.2 Futures May 24	(1,267,434)	-1.30%

Rapeseed Euro Futures May 24	1,263,108	1.30%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional

	Wheat Futures(CBT) December 24	$1,260,094	1.29%

	Wheat Futures(CBT) September 24	1,247,922	1.28%

	Gasoline RBOB Futures September 24	1,245,767	1.28%

	LME Nickel Futures September 24	1,166,786	1.20%

	LME Lead Futures July 24	1,058,819	1.09%

	NY Harb ULSD Futures December 24	1,044,890	1.07%

	Lean Hogs Futures October 24	1,024,960	1.05%

	LME Zinc Futures September 24	1,024,303	1.05%

	Lean Hogs Futures July 24	(1,010,474)	-1.04%

	NY Harb ULSD Futures September 24	1,002,013	1.03%

	Live Cattle Futures June 24	(998,682)	-1.03%

Currency	Canadian Dollar Spot	(1,294,426)	-1.33%

	Euro Spot	1,263,108	1.30%

**BABXRPFV Index: A commodity volatility multi-factor basket of four commodity strategies with equally weighted risk contributions targeting three factors: Vol Carry, Vol Hedging, and Relative Value Vol

	Top Underlying Components	Notional	Percentage of Notional

Future	Brent Crude Futures June 24	$28,968,023	60.13%

	WTI Crude Futures May 24	(21,783,742)	-45.22%

	Brent Crude Futures July 24	16,467,341	34.18%

	WTI Crude Futures June 24	(16,465,710)	-34.18%

	WTI Crude Futures July 24	(11,033,159)	-22.90%

	Brent Crude Futures August 24	10,502,460	21.80%

	Gold 100 oz Futures June 24	5,587,014	11.60%

	LME Copper Futures May 24	4,961,131	10.30%

	LME Copper Futures June 24	3,476,345	7.22%

	Corn Futures May 24	(3,298,381)	-6.85%

	WTI Crude Futures August 24	(2,560,347)	-5.31%

	LME Copper Futures April 24	1,646,415	3.42%

	Brent Crude Futures September 24	1,278,116	2.65%

	LME Copper Futures June 24	782,162	1.62%

	Corn Futures July 24	684,861	1.42%

	Gold 100 oz Futures August 24	262,515	0.54%

Option	Call Option on Brent Crude Futures June 24	(1,496,984)	-3.11%

	Call Option on Brent Crude Futures June 24	(1,042,442)	-2.16%

	Call Option on Brent Crude Futures August 24	(949,004)	-1.97%

	Call Option on WTI Crude Futures May 24	923,087	1.92%

	Call Option on WTI Crude Futures July 24	882,249	1.83%

	Call Option on Brent Crude Futures August 24	(748,130)	-1.55%

	Call Option on WTI Crude Futures July 24	738,797	1.53%

	Call Option on Brent Crude Futures July 24	(720,848)	-1.50%

	Call Option on WTI Crude Futures June 24	697,874	1.45%

	Call Option on WTI Crude Futures June 24	620,256	1.29%

	Call Option on Brent Crude Futures July 24	(580,069)	-1.20%

	Call Option on Brent Crude Futures June 24	(553,766)	-1.15%

	Call Option on Brent Crude Futures June 24	(497,461)	-1.03%

	Call Option on WTI Crude Futures May 24	493,415	1.02%

	Call Option on Brent Crude Futures September 24	(424,614)	-0.88%

	Call Option on WTI Crude Futures June 24	419,647	0.87%

	Call Option on WTI Crude Futures May 24	407,155	0.85%

	Call Option on WTI Crude Futures May 24	356,109	0.74%

	Call Option on Brent Crude Futures July 24	(353,489)	-0.73%

	Call Option on WTI Crude Futures May 24	348,998	0.72%

	Call Option on WTI Crude Futures May 24	323,830	0.67%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

Call Option on WTI Crude Futures July 24	$319,299	0.66%

Call Option on WTI Crude Futures August 24	318,927	0.66%

Call Option on Brent Crude Futures June 24	(306,779)	-0.64%

Put Option on Brent Crude Futures September 24	(300,932)	-0.62%

Call Option on WTI Crude Futures August 24	278,789	0.58%

Call Option on Brent Crude Futures July 24	(277,871)	-0.58%

Put Option on WTI Crude Futures July 24	260,212	0.54%

Call Option on WTI Crude Futures June 24	255,744	0.53%

Call Option on Brent Crude Futures July 24	(248,201)	-0.52%

Put Option on Brent Crude Futures August 24	(246,687)	-0.51%

Put Option on Brent Crude Futures August 24	(243,841)	-0.51%

Call Option on WTI Crude Futures June 24	221,519	0.46%

Put Option on WTI Crude Futures July 24	212,546	0.44%

**BAESUCPR Index: A combination of two equity options strategies, 1) an upside capture strategy that sells deep out-of-the-money call options to fund a delta replicated long call, and 2) a defensive strategy that sells short dated puts to buy delta-replicated longer dated puts, providing protection in a grind lower environment.

	Top Underlying Components	Notional	Percentage of Notional

Index	S&P 500 INDEX	$49,381,218	102.10%

**BAFXCAVE Index: An FX multi-factor basket of 4 equally weighted FX strategies: Cross-Sectional Carry EM, Defensive Carry, PPP Value G10 and PPP Value EM.

	Top Underlying Components	Notional	Percentage of Notional

Currency	CNH Fwd Points 2 Month	$(20,587,496)	-24.94%

	Singapore Dollar 2 Month	(19,610,701)	-23.76%

	INR Non-Deliverable Forward Points 2 Month	15,496,172	18.77%

	Swiss Franc 2 Month	(13,338,982)	-16.16%

	Mexican Peso 2 Month	13,326,586	16.15%

	Norwegian Krone 2 Month	(12,160,181)	-14.73%

	IDR Non-Deliverable Forward Points 2 Month	11,161,389	13.52%

	Hungarian Forint 2 Month	9,995,558	12.11%

	Japanese Yen 2 Month	8,527,977	10.33%

	PHP Onshore Points 2 Month	8,369,821	10.14%

	Australian Dollar 2 Month	(6,949,825)	-8.42%

	KRW Onshore Points 2 Month	(6,500,631)	-7.88%

	Thai Baht 2 Month	6,350,499	7.69%

	S. African Rand 2 Month	4,384,311	5.31%

	Czech Koruna 2 Month	(4,334,043)	-5.25%

	COP Ndf Points 2 Month	4,038,644	4.89%

	Polish Zloty 2 Month	(2,819,705)	-3.42%

	New Zealand Dollar 2 Month	2,427,156	2.94%

	British Pound 2 Month	1,746,527	2.12%

	Euro 2 Month	1,151,333	1.39%

	Taiwan Dollar 2 Month	911,487	1.10%

	BRL Fwd Points 2 Month	(840,162)	-1.02%

	Swedish Krona 2 Month	617,038	0.75%

	CLP Ndf Points 2 Month	(564,703)	-0.68%

	Canadian Dollar 2 Month	(519,232)	-0.63%

	New Romanian Leu 2 Month	477,174	0.58%

	Israeli Shekel 2 Month	(445,586)	-0.54%

	PEN Fwd Points 2 Month	(398,696)	-0.48%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

**BXIIVFR1 Index: Systematic strategy that replicates the payoff of a long VIX upside call structure, which is more cost-effective than owning the options

	Top Underlying Components	Notional	Percentage of Notional

Index	S&P 500 VIX Short-Term Futures Index Total Return	$(1,179,024)	-2.77%

**BNPUMFRL Index: An alpha oriented strategy using a propriety model to take long positions based on value, quality, and momentum factors.

	Top Underlying Components	Notional	Percentage of Notional

Equity	Sutro Biopharma Inc	$385,048	0.38%

	ChoiceOne Financial Services Inc	338,095	0.34%

	Home Bancorp Inc	333,397	0.33%

	Heritage Financial Corp of Washington	332,692	0.33%

	BioAtla Inc	332,685	0.33%

	Columbia Banking System Inc	332,369	0.33%

	Renasant Corp	332,011	0.33%

	Baycom Corp	331,693	0.33%

	Pioneer Bancorp Inc	331,208	0.33%

	TriCo Bancshares	330,242	0.33%

	Northrim Bancorp Inc	329,311	0.33%

	MVB Financial Corp	329,188	0.33%

	Oak Valley Bancorp	328,575	0.33%

	Enterprise Financial Services Corp	328,571	0.33%

	Independent Bank Corp	328,504	0.33%

	Hanmi Financial Corporation	328,430	0.33%

	Enterprise Bancorp Inc	328,406	0.33%

	Premier Financial Corp	328,387	0.33%

	SmartFinancial Inc	328,325	0.33%

	Bank of Marin Bancorp	328,280	0.33%

	Banner Corp	328,141	0.33%

	South Plains Financial Inc	327,705	0.32%

	First Community Bankshares Inc	327,612	0.32%

	Plumas Bancorp	327,429	0.32%

	First Busey Corp	327,328	0.32%

	OceanFirst Financial Corp	326,939	0.32%

	Sterling Bancorp Inc	326,650	0.32%

	Stellar Bancorp Inc	326,313	0.32%

	Central Valley Community Bancorp	325,783	0.32%

	Central Pacific Financial Corp	325,698	0.32%

	FS Bancorp Inc	325,622	0.32%

	Heritage Commerce Corp	325,366	0.32%

	First Financial Corp	325,013	0.32%

	Popular Inc	324,564	0.32%

	Westamerica BanCorp	324,547	0.32%

	First Hawaiian Inc	324,024	0.32%

	Shore Bancshares Inc	323,846	0.32%

	OFG Bancorp	323,752	0.32%

	TrustCo Bank Corp	323,643	0.32%

	Amalgamated Financial Corp	323,562	0.32%

	Eastern Bankshares Inc	323,376	0.32%

	Pathward Financial Inc	323,077	0.32%

	Colony Bankcorp	322,688	0.32%

	Independent Bank Corp	322,038	0.32%

	CNB Financial Corp	321,398	0.32%

	Red River Bancshares Inc	321,281	0.32%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

LENZ Therapeutics Inc	$321,267	0.32%

Financial Institutions Inc	321,157	0.32%

Civista Bancshares Inc	320,875	0.32%

Macatawa Bank Corp	319,538	0.32%

**BNPUMFRS Index: An alpha oriented strategy using a propriety model to take short positions based on value, quality, and momentum factors.

	Top Underlying Components	Notional	Percentage of Notional

Equity	Waterstone Financial Inc	$(254,687)	0.35%

	Kearny Financial Corp	(251,188)	0.34%

	Bancorp Inc	(251,009)	0.34%

	Capitol Federal Financial Inc	(248,569)	0.34%

	Glacier Bancorp Inc	(247,786)	0.34%

	KeyCorp	(246,991)	0.34%

	Columbia Financial Inc	(246,704)	0.34%

	HarborOne Bancorp Inc	(246,361)	0.33%

	Lakeland Financial Corp	(246,320)	0.33%

	Amerant Bancorp Inc	(245,781)	0.33%

	Associated Banc-Corp	(245,536)	0.33%

	BOK Financial Corp	(245,478)	0.33%

	Hingham Institution For Savings	(245,338)	0.33%

	Washington Trust Bancorp Inc	(245,300)	0.33%

	West BanCorp Inc	(245,260)	0.33%

	Horizon Bancorp Inc	(245,122)	0.33%

	Metrocity Bankshares Inc	(244,912)	0.33%

	Washington Federal Inc	(244,666)	0.33%

	Equity Bancshares Inc	(244,109)	0.33%

	Northern Trust Corp	(244,084)	0.33%

	Live Oak Bancshares Inc	(244,036)	0.33%

	PNC Financial Services Group Inc	(244,001)	0.33%

	BankUnited Inc	(243,773)	0.33%

	ServisFirst Bancshares Inc	(243,769)	0.33%

	Merchants Bancorp	(243,607)	0.33%

	Northeast Bank	(242,836)	0.33%

	Western Alliance Bancorp	(242,747)	0.33%

	Banc of California Inc	(242,622)	0.33%

	Cadence Bank	(242,498)	0.33%

	Ocwen Financial Corp	(242,342)	0.33%

	Blue Ridge Bankshares Inc	(242,003)	0.33%

	Triumph Financial Inc	(241,410)	0.33%

	Blue Foundry Bancorp	(240,721)	0.33%

	Bank7 Corp	(240,695)	0.33%

	Bank of America Corp	(240,319)	0.33%

	Alerus Financial Corp	(240,197)	0.33%

	FVCBankcorp Inc	(240,128)	0.33%

	Carter Bankshares Inc	(240,125)	0.33%

	First Citizens BancShares Inc	(239,907)	0.33%

	Bank of New York Mellon Corp	(239,587)	0.33%

	ESSA Bancorp Inc	(239,402)	0.33%

	JPMorgan Chase & Co	(239,200)	0.32%

	Ponce Financial Group Inc	(238,558)	0.32%

	Wells Fargo & Co	(238,217)	0.32%

	TFS Financial Corp	(237,836)	0.32%

	Banco Latinoamericano de Comercio Exterior S.A.	(236,161)	0.32%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

First Western Financial Inc	$(236,101)	0.32%

Norwood Financial Corp	(234,805)	0.32%

Homestreet Inc	(234,494)	0.32%

NU Holdings Ltd	(228,672)	0.31%

**BNPXDITU Index: Seeks to capture intraday momentum in US equity markets by leveraging market dynamics observed throughout the day.

	Top Underlying Components	Notional	Percentage of Notional

Index	BNP Paribas Dynamic Intraday Trend US Index	$54,992,047	100.00%

**DBGNLASU Index: A dynamic multi-factor, multi-style portfolio that is updated monthly to optimize the best 1 month forward return by using machine learning to select from over 100 factors in a beta, sector, and region neutral format.

	Top Underlying Components	Notional	Percentage of Notional

Currency	US Dollar Spot	$47,102,328	101.14%

	US Dollar Spot	(9,850,760)	-21.15%

Index	JPY Overnight Rate (Mid) Index	(7,855,592)	-16.87%

	Deutsche Bank Fed Funds Effective Rate Total Return Index	(3,478,824)	-7.47%

	Deutsche Bank Canadian Dollar ON Index	1,102,626	2.37%

	Deutsche Bank Swiss Overnight Money Market Index	(972,032)	-2.09%

	Deutsche Bank SEK Overnight Cash Index	638,832	1.37%

	Deutsche Bank Australia Overnight Money Market TR Index	(567,397)	-1.22%

	Deutsche Bank SONIA Total Return Index	418,001	0.90%

Equity	Inpex Corp	358,586	0.77%

	Block Inc	(344,925)	-0.74%

	Tokyo Gas Co Ltd	343,051	0.74%

	Merck & Co Inc	327,118	0.70%

	Aisin Corp	317,710	0.68%

	Ono Pharmaceutical Co Ltd	317,412	0.68%

	Colgate-Palmolive Co	310,303	0.67%

	Johnson & Johnson	309,309	0.66%

	Kimberly-Clark Corp	307,346	0.66%

	AbbVie Inc	305,922	0.66%

	Siemens Energy AG	(300,826)	-0.65%

	Zebra Technologies Corp	(298,899)	-0.64%

	Subaru Corp	292,678	0.63%

	Mineral Resources Ltd	(292,603)	-0.63%

	Cigna Group	289,978	0.62%

	Teck Resources Ltd	(289,339)	-0.62%

	Brambles Ltd	289,164	0.62%

	Kao Corp	288,372	0.62%

	Vistra Corp	286,439	0.62%

	Mazda Motor Corp	285,694	0.61%

	Chugai Pharmaceutical Co Ltd	284,751	0.61%

	Procter & Gamble Co	284,666	0.61%

	Freeport-McMoRan Inc	(283,852)	-0.61%

	Japan Tobacco Inc	283,835	0.61%

	Gilead Sciences Inc	282,900	0.61%

	Vestas Wind Systems A/S	(281,634)	-0.60%

	Caesars Entertainment Inc	(278,345)	-0.60%

	Deutsche Lufthansa AG	(278,029)	-0.60%

	Rivian Automotive Inc	(276,553)	-0.59%

	Electronic Arts Inc	273,377	0.59%

	QUALCOMM Inc	272,972	0.59%

	Albemarle Corp	(272,728)	-0.59%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

RPM International Inc	$272,722	0.59%

Recruit Holdings Co Ltd	272,434	0.58%

Snap Inc	(271,947)	-0.58%

Cardinal Health Inc	269,535	0.58%

ROBLOX Corp	(269,353)	-0.58%

Nintendo Co Ltd	269,120	0.58%

Meta Platforms Inc	268,833	0.58%

Alphabet Inc	266,709	0.57%

Regeneron Pharmaceuticals Inc	266,267	0.57%

**DBTIDUS5 Index: Seeks to capture intraday momentum in US equity markets by reacting rapidly to market volatility.

	Top Underlying Components	Notional	Percentage of Notional

Index	Deutsche Bank US Equity Dynamic Intraday Trend Index	$65,664,416	100.00%

**GSCBFBL2 Index: Long basket of small and mid-cap Cyclical GARP stocks that are positioned well to benefit from economic expansion in a soft landing scenario

	Top Underlying Components	Notional	Percentage of Notional

Equity	Anywhere Real Estate Inc	$1,039,624	0.96%

	Cohu Inc	1,005,209	0.93%

	eXp World Holdings Inc	994,272	0.92%

	Clearway Energy Inc	990,202	0.91%

	Wabash National Corp	982,032	0.90%

	Cleveland-Cliffs Inc	980,925	0.90%

	Harmony Biosciences Holdings Inc	977,947	0.90%

	Sonic Automotive Inc	977,637	0.90%

	Propetro Holding Corp	975,382	0.90%

	Integer Holdings Corp	974,877	0.90%

	Designer Brands Inc	973,324	0.90%

	Ultra Clean Holdings Inc	972,995	0.90%

	Select Medical Holdings Corp	971,640	0.90%

	Northern Oil and Gas Inc	969,451	0.89%

	Axcelis Technologies Inc	968,898	0.89%

	Dorian LPG Ltd	967,812	0.89%

	CONSOL Energy Inc	967,532	0.89%

	Civitas Resources Inc	965,319	0.89%

	CenterPoint Energy Inc	964,750	0.89%

	Scansource Inc	963,124	0.89%

	CONMED Corp	962,490	0.89%

	NXP Semiconductors NV	962,277	0.89%

	Oshkosh Corp	961,300	0.89%

	Yelp Inc	960,355	0.88%

	Avista Corp	959,829	0.88%

	Itron Inc	959,803	0.88%

	Universal Corp	959,278	0.88%

	Amphastar Pharmaceuticals Inc	958,057	0.88%

	Allegiant Travel Co	957,705	0.88%

	Lear Corp	957,373	0.88%

	Benchmark Electronics Inc	956,958	0.88%

	Caleres Inc	955,995	0.88%

	TEGNA Inc	955,722	0.88%

	NRG Energy Inc	954,907	0.88%

	Allegro MicroSystems Inc	954,897	0.88%

	Xcel Energy Inc	954,769	0.88%

	Sonoco Products Co	953,544	0.88%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

Pacira BioSciences Inc	$952,764	0.88%

Marcus Corp	951,719	0.88%

Clearwater Paper Corp	951,684	0.88%

Urban Outfitters Inc	950,223	0.88%

Lincoln Electric Holdings	948,195	0.87%

Calix Inc	947,516	0.87%

TD SYNNEX Corp	947,348	0.87%

Incyte Corp	946,849	0.87%

Edgewell Personal Care Co	946,254	0.87%

Franklin Electric Co Inc	945,056	0.87%

Murphy USA Inc	944,788	0.87%

Trinity Industries Inc	943,756	0.87%

MasTec Inc	943,015	0.87%

**GSCBFBS2 Index: Short basket of mega-cap stocks meant to reduce beta and take advantage of a rotation out of defensive proxies in a soft landing scenario

	Top Underlying Components	Notional	Percentage of Notional

Equity	3M Co	$(1,671,203)	1.55%

	Texas Instruments Inc	(1,667,511)	1.55%

	Bristol-Myers Squibb Co	(1,664,222)	1.55%

	Simon Property Group Inc	(1,662,730)	1.55%

	Exxon Mobil Corp	(1,659,461)	1.54%

	United Parcel Service Inc	(1,659,360)	1.54%

	Deere & Co	(1,658,627)	1.54%

	Caterpillar Inc	(1,658,365)	1.54%

	Boeing Co	(1,657,455)	1.54%

	Chevron Corp	(1,656,316)	1.54%

	Accenture PLC	(1,653,529)	1.54%

	Emerson Electric Co	(1,647,050)	1.53%

	AbbVie Inc	(1,647,002)	1.53%

	Lockheed Martin Corp	(1,645,501)	1.53%

	Honeywell International Inc	(1,645,488)	1.53%

	FedEx Corp	(1,644,969)	1.53%

	Amazon.com Inc	(1,644,154)	1.53%

	Abbott Laboratories	(1,643,004)	1.53%

	International Business Machines Corp	(1,642,019)	1.53%

	Lowe’s Cos Inc	(1,642,016)	1.53%

	RTX Corp	(1,641,761)	1.53%

	Verizon Communications Inc	(1,640,374)	1.53%

	General Dynamics Corp	(1,640,065)	1.53%

	AT&T Inc	(1,638,250)	1.52%

	Gilead Sciences Inc	(1,636,908)	1.52%

	T-Mobile US Inc	(1,636,777)	1.52%

	Broadcom Inc	(1,635,522)	1.52%

	Cisco Systems Inc	(1,631,012)	1.52%

	CVS Health Corp	(1,630,775)	1.52%

	UnitedHealth Group Inc	(1,626,364)	1.51%

	General Electric Co	(1,622,844)	1.51%

	Alphabet Inc	(1,621,026)	1.51%

	Oracle Corp	(1,618,514)	1.51%

	Apple Inc	(1,618,294)	1.51%

	Microsoft Corp	(1,615,581)	1.50%

	Eli Lilly & Co	(1,612,272)	1.50%

	NVIDIA Corp	(1,608,481)	1.50%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

Adobe Inc	$(1,607,168)	1.49%

Walmart Inc	(1,606,263)	1.49%

Salesforce Inc	(1,601,932)	1.49%

Procter & Gamble Co	(1,262,843)	1.17%

Charter Communications Inc	(1,197,528)	1.11%

Coca-Cola Co	(1,120,170)	1.04%

Ford Motor Co	(1,027,668)	0.96%

Intel Corp	(1,005,332)	0.94%

NextEra Energy Inc	(1,004,805)	0.93%

General Motors Co	(1,003,180)	0.93%

Southern Co	(998,750)	0.93%

Medtronic PLC	(996,440)	0.93%

Duke Energy Corp	(995,245)	0.93%

**GSISMSS1 Index: Strategy aims to capture intraday momentum of stocks based on Signal Returns measured between Previous Day Close and first half hour of trading.

	Top Underlying Components	Notional	Percentage of Notional

Index	Goldman Sachs Intraday Momentum Single Stock Series 1 Excess Return Strategy	$37,165,176	100.00%

**GSXAF11F Index: A basket of Trend, Tail Reversion, and Carry strategies across Commodity, Credit, Equity, FX, and Rates exposures

	Top Underlying Components	Notional	Percentage of Notional

Future	US 2Yr Note (CBT) June 24	$(24,694,885)	-39.20%

	Euro-Schatz Futures June 24	(23,629,156)	-37.51%

	Euro-BTP Futures June 24	10,551,159	16.75%

	Euro-Bund Futures June 24	(9,684,303)	-15.37%

	AUST 10 Year Bond Futures June 24	7,775,099	12.34%

	US 5Yr Note (CBT) June 24	(7,111,720)	-11.29%

	3 Month SOFR Futures September 25	(6,571,445)	-10.43%

	3 Month SOFR Futures June 25	(6,557,812)	-10.41%

	3 Month SOFR Futures March 25	(6,540,765)	-10.38%

	Euro-BOBL Futures June 24	(6,539,418)	-10.38%

	3 Month SOFR Futures December 24	(6,522,312)	-10.35%

	3 Month SOFR Futures Sep24	(6,501,823)	-10.32%

	3 Month Euro EURIBOR September 25	(5,626,891)	—8.93%

	3 Month Euro EURIBOR June 25	(5,618,713)	—8.92%

	3 Month Euro EURIBOR March 25	(5,606,631)	—8.90%

	3 Month Euro EURIBOR December 24	(5,591,723)	—8.88%

	3 Month Euro EURIBOR Sep24	(5,574,152)	—8.85%

	US 10Yr Note (CBT) June 24	(5,540,129)	—8.79%

	Long Gilt Futures June 24	5,425,806	8.61%

	CAN 10 Year Bond Futures June 24	(4,846,127)	—7.69%

	SPI 200 Futures April 24	3,986,611	6.33%

	S&P 500 E-mini Futures June 24	3,407,370	5.41%

	DAX Index Futures June 24	3,066,050	4.87%

	FTSE/MIB Index Futures June 24 DX Futures June 24	2,953,516	4.69%

	FTSE/JSE Top 40 June 24	(2,881,497)	—4.57%

	Swiss Mkt Index Futures June 24	2,878,978	4.57%

	S&P/TSX 60 Index Futures June 24	2,741,173	4.35%

	Gold 100 oz Futures June 24	2,642,407	4.19%

	Nasdaq 100 E-Mini June 24	2,642,323	4.19%

	CAC 40 10 Euro Futures April 24	2,591,806	4.11%

	Euro-OAT Futures June 24	2,235,636	3.55%

	TOPIX Index Future June 24	2,129,458	3.38%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional

	Corn Futures July 24	$(2,114,666)	-3.36%

	SET50 Futures June 24	(2,108,288)	-3.35%

	Euro STOXX 50 June 24	2,047,532	3.25%

	Soybean Futures May 24	(1,787,307)	-2.84%

	Jpn 10Y Bond(OSE) June 24	1,588,821	2.52%

	Cotton No.2 Futures July 24	1,573,206	2.50%

	FTSE 100 Index Futures June 24	1,570,728	2.49%

	LME PRI Alum Futures June 24	(1,549,994)	-2.46%

	ICE 3 Month SONIA Futures September 25	(1,542,687)	-2.45%

	ICE 3 Month SONIA Futures June 25	(1,539,975)	-2.44%

	ICE 3 Month SONIA Futures March 25	(1,536,399)	-2.44%

	ICE 3 Month SONIA Futures December 24	(1,532,082)	-2.43%

	ICE 3 Month SONIA Futures September 24	(1,527,357)	-2.42%

	Low SU Gasoil G June 24	1,503,471	2.39%

	US Long Bond(CBT) June 24	1,492,739	2.37%

	IBEX 35 Index Futures April 24	1,397,373	2.22%

	Gasoline RBOB Futures June 24	1,396,303	2.22%

	MSCI Emerging Markets June 24	1,371,484	2.18%

	Wheat Futures(CBT) July 24	(1,360,094)	-2.16%

	Brent Crude Futures July 24	1,308,135	2.08%

	Soybean Oil Futures July 24	(1,280,385)	-2.03%

	Corn Futures May 24	(1,273,222)	-2.02%

	WTI Crude Futures June 24	1,160,532	1.84%

	Natural Gas Futures June 24	(1,134,494)	-1.80%

	Gasoline RBOB Futures May 24	1,052,972	1.67%

	Low SU Gasoil G May 24	1,009,395	1.60%

	LME Zinc Futures June 24	(996,831)	-1.58%

	Coffee ‘C’ Futures July 24	996,695	1.58%

	Brent Crude Futures June 24	918,025	1.46%

	WTI Crude Futures May 24	910,051	1.44%

	Amsterdam Index Futures April 24	899,869	1.43%

	Cotton No.2 Futures May 24	832,445	1.32%

	NY Harb ULSD Futures June 24	808,543	1.28%

	Natural Gas Futures May 24	(773,641)	-1.23%

	OMXS30 Index Futures April 24	772,413	1.23%

	Sugar #11 (World) July 24	764,589	1.21%

	Wheat Futures(CBT) May 24	(763,569)	-1.21%

	LME Copper Futures May 24	749,287	1.19%

	NY Harb ULSD Futures May 24	669,297	1.06%

	HSCEI Futures April 24	(657,024)	-1.04%

	Hang Seng Index Futures April 24	(656,715)	-1.04%

	LME Zinc Futures May 24	(643,716)	-1.02%

CDX	MARKIT CDX.NA.IG.42 06/29	(23,397,541)	-37.14%

	MARKIT ITRX EUROPE 06/29	(16,694,578)	-26.50%

	MARKIT ITRX EUR XOVER 06/29	(4,039,178)	-6.41%

	MARKIT CDX.NA.HY.41 12/28	(3,449,412)	-5.48%

	MARKIT CDX.NA.HY.42 06/29	(2,299,608)	-3.65%

FX Contract	USD/CNH April 2024	(12,977,036)	-20.60%

	USD/JPY April 2024	(8,208,250)	-13.03%

	USD/MXN April 2024	8,197,047	13.01%

	USD/NOK April 2024	(6,103,663)	-9.69%

	USD/EUR April 2024	(5,609,134)	-8.90%

	USD/KRW April 2024	(5,502,264)	-8.73%

	USD/SGD April 2024	(5,349,128)	-8.49%

	USD/PLN April 2024	5,285,905	8.39%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional

	USD/CHF April 2024	$(5,272,106)	-8.37%

	USD/HUF April 2024	4,713,262	7.48%

	USD/IDR April 2024	(3,511,696)	-5.57%

	USD/SEK April 2024	(3,479,289)	-5.52%

	USD/CZK April 2024	(3,346,409)	-5.31%

	USD/INR April 2024	(3,061,708)	-4.86%

	USD/CAD April 2024	(2,534,561)	-4.02%

	USD/ILS April 2024	2,049,122	3.25%

	USD/TWD April 2024	2,040,306	3.24%

	USD/PHP April 2024	1,935,979	3.07%

	USD/BRL April 2024	1,729,036	2.74%

	USD/CLP April 2024	1,315,325	2.09%

	USD/GBP April 2024	1,130,998	1.80%

	USD/AUD April 2024	(775,671)	-1.23%

Currency	US Dollar Spot	3,818,701	6.06%

	Swiss Franc Spot	2,878,978	4.57%

	Japanese Yen Spot	2,129,458	3.38%

	British Pound Spot	1,570,728	2.49%

	Euro Spot	1,313,136	2.08%

**RCXTMGT3 Index: A strategy designed to capture the premium paid by banks to hedge their structured product risk.

	Top Underlying Components	Notional	Percentage of Notional

Future	Tokyo Price Index Futures March 24	$11,789,103	27.75%

	Jpn 10Y Bond(OSE) March 24	10,238,465	24.10%

	Euro STOXX 50 March 24	7,251,892	17.07%

	S&P 500 E-mini Futures March 24	5,323,152	12.53%

**JMABNPMF Index: Alpha oriented strategy seeking to provide access to carry, value, and mean reversion risk factors by expressing long and short views in related commodity pairs

	Top Underlying Components	Notional	Percentage of Notional

Future	WTI Crude Futures May 24	$(11,244,199)	-23.36%

	Gold 100 oz Futures June 24	(10,971,403)	-22.80%

	Brent Crude Futures June 24	9,180,101	19.07%

	LME PRI Alum Futures May 24	5,925,264	12.31%

	Soybean Futures May 24	(5,747,764)	-11.94%

	Silver Futures May 24	5,394,591	11.21%

	Corn Futures May 24	5,174,370	10.75%

	Copper Futures May 24	(4,744,890)	-9.86%

	NY Harb ULSD Futures May 24	2,259,309	4.69%

	Soybean Oil Futures May 24	(1,432,107)	-2.98%

	Live Cattle Futures June 24	1,415,818	2.94%

	LME Lead Futures May 24	(1,404,001)	-2.92%

	Cattle Feeder Futures May 24	(1,191,458)	-2.48%

	LME Copper Futures May 24	(1,132,682)	-2.35%

	Soybean Meal Futures May 24	1,107,109	2.30%

	LME Zinc Futures May 24	935,081	1.94%

	Coff Robusta 10 Ton May 24	(747,682)	-1.55%

	Red Wheat Futures May 24	(705,164)	-1.47%

	Coffee ‘C’ Futures May 24	626,432	1.30%

	Wheat Futures(CBT) May 24	531,891	1.11%

	Gasoline RBOB Futures May 24	529,627	1.10%

	White Sugar (ICE) May 24	510,412	1.06%

	Sugar #11 (World) May 24	(426,158)	-0.89%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

**JPUS1MMC Index: Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

	Top Underlying Components	Notional	Percentage of Notional

Index	S&P 500 Total Return Index	$(29,386,557)	-64.60%

**MQIS311 Index: An intra-day equity trading strategy that adjusts its exposure based on changes in the level of realized market volatility.

	Top Underlying Components	Notional	Percentage of Notional

Index	Macquarie QIS Index 311	$79,545,301	100.00%

**NMSY2RNU Index: Currency selection strategy using mean reversion signals.

	Top Underlying Components	Notional	Percentage of Notional

Currency	Swedish Krona Spot	$18,595,357	19.52%

	Norwegian Krone Spot	14,206,675	14.91%

	Canadian Dollar Spot	(12,553,126)	-13.18%

	New Zealand Dollar Spot	8,532,648	8.96%

	Australian Dollar Spot	(8,065,728)	-8.47%

	British Pound Spot	(8,012,901)	-8.41%

	Swiss Franc Spot	7,101,743	7.45%

	Euro Spot	(6,827,505)	-7.17%

	Japanese Yen Spot	161,085	0.17%

**SGIPULSU Index: Systematic strategy that only buys volatility in deeper market corrections

	Top Underlying Components	Notional	Percentage of Notional

Option	June 24 Puts on SPX	$94,984	0.27%

	May 24 Puts on SPX	(41,729)	-0.12%

	April 24 Puts on SPX	(21,061)	-0.06%

	July 24 Puts on SPX	16,232	0.05%

**SGIXCUBE Index: Aims to harvest systematically the short-term skew premium from the observed spread between the S&P 500’s realized and implied skew by replicating a skew swap via listed SPXW options.

	Top Underlying Components	Notional	Percentage of Notional

Option	April 24 Calls on SPX	$12,439	0.02%

	April 24 Puts on SPX	(10,512)	-0.02%

**SGIXFVET Index: A strategy that seeks to replicate a rolling 1y1y Forward Volatility Agreement (FVA) using vanilla options to approximate the pure volatility exposure of an FVA.

	Top Underlying Components	Notional	Percentage of Notional

Option	April 2024 EURUSD Straddle	$545,651	1.54%

	May 2024 EURUSD Straddle	367,237	1.03%

	April 2025 EURUSD Straddle	(358,855)	-1.01%

	July 2024 EURUSD Straddle	355,622	1.00%

	May 2025 EURUSD Straddle	(330,401)	-0.93%

	June 2025 EURUSD Straddle	(312,417)	-0.88%

	June 2024 EURUSD Straddle	280,361	0.79%

	September 2025 EURUSD Straddle	(268,446)	-0.76%

	October 2025 EURUSD Straddle	(247,908)	-0.70%

	August 2024 EURUSD Straddle	235,553	0.66%

	August 2025 EURUSD Straddle	(228,257)	-0.64%

	September 2024 EURUSD Straddle	224,811	0.63%

	October 2024 EURUSD Straddle	180,921	0.51%

	July 2025 EURUSD Straddle	(155,468)	-0.44%

	December 2025 EURUSD Straddle	(149,358)	-0.42%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

November 2025 EURUSD Straddle	$(142,557)	-0.40%

December 2024 EURUSD Straddle	137,329	0.39%

November 2024 EURUSD Straddle	122,234	0.34%

January 2026 EURUSD Straddle	(109,485)	-0.31%

March 2025 EURUSD Straddle	(89,212)	-0.25%

January 2025 EURUSD Straddle	82,122	0.23%

February 2026 EURUSD Straddle	(80,042)	-0.23%

February 2025 EURUSD Straddle	50,988	0.14%

March 2026 EURUSD Straddle	(10,504)	-0.03%

**SGIXUSGC Index: Seeks to monetize the tendency for the equity market to mean revert over short periods of time

	Top Underlying Components	Notional	Percentage of Notional

Index	S&P 500 INDEX	$(26,227,308)	-49.74%

**SGIXVR2U Index: Systematic strategy that takes advantage of the volatility curve to generate positive carry.

	Top Underlying Components	Notional	Percentage of Notional

Swap	1y Forward 7y20y Straddle	$12,755,314	25.96%

	1y Forward 2y20y Straddle	8,975,961	18.27%

	1y Forward 3y20y Straddle	7,086,285	14.42%

	1y Forward 1y5y Straddle	6,141,447	12.50%

	1y Forward 1y20y Straddle	6,141,447	12.50%

	1y Forward 5y20y Straddle	4,724,190	9.62%

	1y Forward 10y20y Straddle	2,362,095	4.81%

	1y Forward 2y5y Straddle	472,419	0.96%

	1y Forward 2y10y Straddle	472,419	0.96%

**UBCSBSB2 Index: Equal weighted basket comprised of 4 interest rate swap steepener indices that are long the 10y and short the 30y across USD, EUR, GBP and CAD.

	Top Underlying Components	Notional	Percentage of Notional

Index	UBS Rolling Receiver Interest Rate Swap Index - USD SOFR 10Y	$114,493,229	40.78%

	UBS Rolling Receiver Interest Rate Swap Index - EUR 10Y	108,512,000	38.65%

	UBS Rolling Receiver Interest Rate Swap Index - USD SOFR 30Y	(51,155,042)	-18.22%

	UBS Rolling Receiver Interest Rate Swap Index - CAD 30Y	(49,103,192)	-17.49%

	UBS Rolling Receiver Interest Rate Swap Index - EUR 30Y	(44,491,301)	-15.85%

Amounts designated as “—“ are either $0 or have been rounded to $0.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2024 (Unaudited)

At March 31, 2024, sector weightings of the Fund are as follows.

Percentages based on total investments

SECTOR WEIGHTINGS

Mortgage-Backed Securities	48.3%

Short-Term Investments	31.0%

Financials	5.9%

Asset-Backed Securities	4.6%

Industrials	2.2%

Consumer Discretionary	1.7%

Consumer Staples	1.5%

Health Care	1.1%

Information Technology	1.0%

Materials	0.7%

Communication Services	0.7%

Real Estate	0.7%

Energy	0.6%

100.0%

See “Glossary” for abbreviations.

CHI-QH-002-0400

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND MARCH 31, 2024 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS (Percentages are based on Net Assets of $2,045 (000)) CORPORATE OBLIGATION — 16.3%

	Face Amount (000)	Fair Value (000)
UNITED KINGDOM — 16.3%
Barclays Bank MTN 0.000%, 12/27/24 (A)(B)	$330	$334

TOTAL CORPORATE OBLIGATIONS
(Cost $324) (000)		334

SHORT-TERM INVESTMENTS — 57.7%

	Shares
BlackRock Cash Funds Treasury Fund - Institutional Shares
5.260% (C)	1,176,543	1,176
State Street Institutional Liquid Reserves Fund - Premier Class
5.410% (D)	3,759	4

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,180) (000)		1,180

TOTAL INVESTMENTS — 74.0%
(Cost $1,504) (000)		$1,514

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On March 31, 2024, the value of these securities amounted $334 (000) and represented 16.3% of net assets.

(B)	Zero Coupon Security.
(C)	Rate shown is the 7-day effective yield as of March 31, 2024. The BlackRock Cash Funds Treasury Fund’s financial statements are available on the SEC’s website at https://www.sec.gov.
(D)	Rate shown is the 7-day effective yield as of March 31, 2024. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at https://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND MARCH 31, 2024 (Unaudited)

Open OTC swap agreements held by the Fund at March 31, 2024 are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)^	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Bank of America	GSG US Equity	SOFR +0.55%	TOTAL RETURN	N/A	05/20/24	USD	237	$–	$–	$–
BNP Paribas	**BNPXDITU INDEX	0.20%	TOTAL RETURN	N/A	06/03/24	USD	186	(2)	–	(2)
Deutsche Bank	**DBTIDUS5 INDEX	0.00%	TOTAL RETURN	N/A	06/03/24	USD	195	1	–	1
Deutsche Bank	**DBVSCVP8 INDEX	0.00%	TOTAL RETURN	N/A	09/09/24	USD	449	3	–	3
Goldman Sachs	**GSISMSS1 INDEX	0.00%	TOTAL RETURN	N/A	10/24/24	USD	98	3	–	3
Goldman Sachs	**GSXAT01C INDEX	0.15%	TOTAL RETURN	N/A	10/07/24	USD	1,182	37	–	37
JPMorgan Chase	**JPQFMOW1 INDEX	0.00%	TOTAL RETURN	N/A	05/24/24	USD	452	57	–	57
JPMorgan Chase	**JPUS1MMC INDEX	0.20%	TOTAL RETURN	N/A	04/10/24	USD	504	2	–	2
Macquarie Bank Limited	**MQIS311 INDEX	0.25%	TOTAL RETURN	N/A	06/03/24	USD	374	(2)	–	(2)
Macquarie Bank Limited	**MQIS331 INDEX	0.25%	TOTAL RETURN	N/A	05/10/24	USD	200	(2)	–	(2)
Nomura	**NMSY2RNU INDEX	0.15%	TOTAL RETURN	N/A	03/06/25	USD	310	(1)	–	(1)

							4,187	$96	$–	$96

^ Notional amounts for OTC swaps are listed in their local currency.

** The following tables represent the individual underlying components comprising the Index Basket Swaps at March 31, 2024.

**BNPXDITU Index: Seeks to capture intraday momentum in US equity markets by leveraging market dynamics observed throughout the day.

	Top Underlying Components	Notional	Percentage of Notional

Index	BNP Paribas Dynamic Intraday Trend US Index	$184,226	100.00%

**DBTIDUS5 Index: Seeks to capture intraday momentum in US equity markets by reacting rapidly to market volatility.

	Top Underlying Components	Notional	Percentage of Notional

Index	Deutsche Bank US Equity Dynamic Intraday Trend Index	$196,376	100.00%

**DBVSCVP8 Index: Seeks to monetize short-term interest rate momentum by taking long or short positions in US and European rates markets.

	Top Underlying Components	Notional	Percentage of Notional

Index	1yr Floating/10yr Fixed USD OIS Swap	$(68,501)	-15.15%

	6m Floating/10y Fixed EUR IRS Swap	5,905	1.31%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND MARCH 31, 2024 (Unaudited)

**GSISMSS1 Index: Strategy aims to capture intraday momentum of stocks based on Signal Returns measured between Previous Day Close and first half hour of trading.

	Top Underlying Components	Notional	Percentage of Notional

Index	Goldman Sachs Intraday Momentum Single Stock Series 1 Excess Return Strategy	$100,974	100.00%

**GSXAT01C Index: Future and forward based liquid and fully transparent strategy that is composed of Goldman Sachs’ proprietary strategies across three asset classes — FX Trend, Rates & Bonds Trend, and Equity Trend.

	Top Underlying Components	Notional	Percentage of Notional

CDX	MARKIT CDX.NA.IG.42 06/29	$(1,240,513)	-101.73%

	MARKIT ITRX EUROPE 06/29	(707,959)	-58.06%

	MARKIT ITRX EUR XOVER 06/29	(174,946)	-14.35%

	MARKIT CDX.NA.HY.41 12/28	(172,910)	-14.18%

	MARKIT CDX.NA.HY.42 06/29	(115,274)	-9.45%

Future	US 2Yr Note (CBT) June 24	(897,990)	-73.64%

	Euro-Schatz Futures June 24	(855,736)	-70.18%

	3 Month SOFR Futures September 25	(285,115)	-23.38%

	3 Month SOFR Futures June 25	(284,524)	-23.33%

	3 Month SOFR Futures March 25	(283,784)	-23.27%

	Jpn 10Y Bond(OSE) June 24	283,495	23.25%

	3 Month SOFR Futures December 24	(282,983)	-23.21%

	3 Month SOFR Futures September 24	(282,094)	-23.13%

	3 Month Euro EURIBOR September 25	(248,017)	-20.34%

	3 Month Euro EURIBOR June 25	(247,656)	-20.31%

	3 Month Euro EURIBOR March 25	(247,124)	-20.27%

	US 5Yr Note (CBT) June 24	(247,072)	-20.26%

	3 Month Euro EURIBOR December 24	(246,467)	-20.21%

	3 Month Euro EURIBOR September 24	(245,692)	-20.15%

	US 10Yr Note (CBT) June 24	(167,529)	-13.74%

	Euro-BOBL Futures June 24	(165,097)	-13.54%

	Euro-BTP Futures June 24	138,629	11.37%

	S&P 500 E-mini Futures June 24	120,422	9.88%

	SPI 200 Futures April 24	111,103	9.11%

	S&P/TSX 60 Index Futures June 24	108,970	8.94%

	TOPIX Index Futures June 24	104,749	8.59%

	Nasdaq 100 E-Mini June 24	91,070	7.47%

	AUST 10 Year Bond Futures June 24	87,221	7.15%

	MSCI Emerging Markets June 24	81,832	6.71%

	Swiss Mkt Index Futures June 24	79,638	6.53%

	Amsterdam Index Futures April 24	76,717	6.29%

	FTSE 100 Index Futures June 24	75,748	6.21%

	Euro-OAT Futures June 24	75,148	6.16%

	CAN 10 Year Bond Futures June 24	(74,571)	-6.12%

	US Long Bond(CBT) June 24	(73,674)	-6.04%

	Euro STOXX 50 June 24	72,926	5.98%

	CAC 40 10 Euro Futures April 24	72,831	5.97%

	FTSE/JSE Top 40 June 24	(72,274)	-5.93%

	KOSPI 200 Index Futures June 24	71,931	5.90%

	DAX Index Futures June 24	71,739	5.88%

	SET50 Futures June 24	(71,468)	-5.86%

	FTSE/MIB Index Futures June 24 DX Futures June 24	69,189	5.67%

	ICE 3 Month SONIA Futures September 25	(65,522)	-5.37%

	ICE 3 Month SONIA Futures June 25	(65,407)	-5.36%

	ICE 3 Month SONIA Futures March 25	(65,255)	-5.35%

	ICE 3 Month SONIA Futures December 24	(65,072)	-5.34%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND MARCH 31, 2024 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional

	ICE 3 Month SONIA Futures September 24	$(64,871)	–5.32%

	Long Gilt Futures June 24	64,520	5.29%

	IBEX 35 Index Futures April 24	64,341	5.28%

	OMXS30 Index Futures April 24	62,398	5.12%

	E-Mini Russ 2000 June 24	62,241	5.10%

	Euro-Bund Futures June 24	(43,696)	-3.58%

	Hang Seng Index Futures April 24	(40,689)	-3.34%

	HSCEI Futures April 24	(31,129)	-2.55%

Currency	US Dollar Spot	152,576	12.51%

	Japanese Yen Spot	104,749	8.59%

	Swiss Franc Spot	79,638	6.53%

	British Pound Spot	75,748	6.21%

	Euro Spot	41,455	3.40%

FX Contract	USD/INR April 2024	(26,625)	-2.18%

	USD/INR April 2024	(26,623)	-2.18%

	USD/INR April 2024	(26,622)	-2.18%

	USD/IDR April 2024	(25,962)	-2.13%

	USD/CNH April 2024	(14,975)	-1.23%

	USD/CNH April 2024	(14,975)	-1.23%

	USD/CNH April 2024	(14,974)	-1.23%

	USD/CNH April 2024	(14,974)	-1.23%

	USD/CNH April 2024	(14,972)	-1.23%

	USD/CNH April 2024	(14,972)	-1.23%

	USD/CNH April 2024	(14,970)	-1.23%

	USD/CNH April 2024	(14,969)	-1.23%

	USD/CNH May 2024	(14,968)	-1.23%

	USD/CNH April 2024	(14,967)	-1.23%

	USD/CNH April 2024	(14,967)	-1.23%

	USD/CNH April 2024	(14,966)	-1.23%

	USD/CNH April 2024	(14,966)	-1.23%

	USD/CNH April 2024	(14,966)	-1.23%

	USD/CNH April 2024	(14,966)	-1.23%

	USD/CNH April 2024	(14,966)	-1.23%

	USD/CNH April 2024	(14,965)	-1.23%

	USD/CNH April 2024	(14,965)	-1.23%

	USD/CNH April 2024	(14,964)	-1.23%

	USD/CNH April 2024	(14,963)	-1.23%

	USD/CNH April 2024	(14,963)	-1.23%

	USD/CNH April 2024	(14,962)	-1.23%

	USD/INR April 2024	(13,314)	-1.09%

	USD/INR April 2024	(13,314)	-1.09%

	USD/INR April 2024	(13,314)	-1.09%

	USD/INR April 2024	(13,313)	-1.09%

	USD/INR April 2024	(13,313)	-1.09%

	USD/INR April 2024	(13,312)	-1.09%

	USD/INR April 2024	(13,312)	-1.09%

	USD/INR April 2024	(13,311)	-1.09%

	USD/INR April 2024	(13,311)	-1.09%

	USD/INR April 2024	(13,311)	-1.09%

	USD/INR April 2024	(13,311)	-1.09%

	USD/INR April 2024	(13,311)	-1.09%

	USD/INR April 2024	(13,310)	-1.09%

	USD/INR April 2024	(13,310)	-1.09%

	USD/INR April 2024	(13,310)	-1.09%

	USD/INR May 2024	(13,308)	-1.09%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND MARCH 31, 2024 (Unaudited)

**JPQFMOW1 Index: Market neutral strategy that seeks to provide exposure to Momentum risk premium.

	Top Underlying Components	Notional	Percentage of Notional

Equity	JD Sports Fashion PLC	$(3,122)	-0.61%

	First Solar Inc	(2,826)	-0.56%

	Robinhood March kets Inc	2,825	0.56%

	Albemarle Corp	(2,798)	-0.55%

	Estee Lauder Cos Inc	(2,764)	-0.54%

	Alstom	(2,763)	-0.54%

	Micron Technology Inc	2,747	0.54%

	Western Digital Corp	2,741	0.54%

	Worldline S.A.	(2,737)	-0.54%

	Marvell Technology Inc	2,735	0.54%

	Aspen Technology Inc	(2,727)	-0.54%

	Bayer AG	(2,725)	-0.54%

	Newmont Corp	(2,724)	-0.54%

	Cincinnati Financial Corp	(2,715)	-0.53%

	Walt Disney Co	(2,711)	-0.53%

	Enphase Energy Inc	(2,710)	-0.53%

	Capital One Financial Corp	2,709	0.53%

	Walgreens Boots Alliance Inc	(2,705)	-0.53%

	Tokyo Electric Power Co Holdings Inc	2,702	0.53%

	Grifols S.A.	(2,700)	-0.53%

	Assurant Inc	2,690	0.53%

	Paramount Global	(2,686)	-0.53%

	UniCredit SpA	2,685	0.53%

	Equitable Holdings Inc	2,682	0.53%

	Bristol-Myers Squibb Co	(2,681)	-0.53%

	Corebridge Financial Inc	2,679	0.53%

	Adyen NV	(2,679)	-0.53%

	Insulet Corp	(2,678)	-0.53%

	SCREEN Holdings Co Ltd	2,671	0.52%

	Digital Realty Trust Inc	2,671	0.52%

	Celanese Corp	2,668	0.52%

	Northern Trust Corp	(2,668)	-0.52%

	Realty Income Corp	(2,667)	-0.52%

	Super Micro Computer Inc	2,666	0.52%

	Synchrony Financial	2,665	0.52%

	Coinbase Global Inc	2,665	0.52%

	Constellation Energy Corp	2,663	0.52%

	Devon Energy Corp	(2,663)	-0.52%

	AT&T Inc	(2,661)	-0.52%

	PulteGroup Inc	2,660	0.52%

	Dollar General Corp	(2,658)	-0.52%

	Warner Bros Discovery Inc	(2,655)	-0.52%

	Zebra Technologies Corp	(2,655)	-0.52%

	PayPal Holdings Inc	(2,655)	-0.52%

	Paycom Software Inc	(2,654)	-0.52%

	Ally Financial Inc	2,653	0.52%

	The Cigna Group	2,651	0.52%

	Lennar Corp	2,651	0.52%

	Associated British Foods PLC	2,650	0.52%

	ResMed Inc	(2,648)	-0.52%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND MARCH 31, 2024 (Unaudited)

**JPUS1MMC Index: Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

	Top Underlying Components	Notional	Percentage of Notional

Index	S&P 500 Total Return Index	$(327,518)	-64.60%

**MQIS311 Index: An intra-day equity trading strategy that adjusts its exposure based on changes in the level of realized market volatility.

	Top Underlying Components	Notional	Percentage of Notional

Index	Macquarie QIS Index 311	$372,564	100.00%

**MQIS331 Index: Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

	Top Underlying Components	Notional	Percentage of Notional

Future	S&P 500 E-mini Futures June 24	$0	0.00%

**NMSY2RNU Index: Currency selection strategy using mean reversion signals.

	Top Underlying Components	Notional	Percentage of Notional

Currency	Swedish Krona Spot	$60,367	19.52%

	Norwegian Krone Spot	46,120	14.91%

	Canadian Dollar Spot	(40,752)	-13.18%

	New Zealand Dollar Spot	27,700	8.96%

	Australian Dollar Spot	(26,184)	-8.47%

	British Pound Spot	(26,013)	-8.41%

	Swiss Franc Spot	23,055	7.45%

	Euro Spot	(22,164)	-7.17%

	Japanese Yen Spot	523	0.17%

At March 31, 2024, sector weightings of the Fund are as follows. Percentages based on total investments.

SECTOR WEIGHTINGS

Short-Term Investments	77.9%

Financials	22.1%

100.0%

See “Glossary” for abbreviations.

CHI-QH-002-0400

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL DEVELOPMENT FUND MARCH 31, 2024 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS

(Percentages are based on Net Assets of $58,833 (000))

COMMON STOCK — 75.5%

	Shares	Fair Value (000)
BELGIUM — 2.5%
Anheuser-Busch InBev	24,284	$1,479

BRAZIL — 1.5%
Banco do Brasil	12,900	146
CCR	105,300	291
MercadoLibre*	288	435

		872

CANADA — 1.0%
Barrick Gold	36,736	611

CHINA — 7.3%
BYD, Cl H	11,000	284
Hygon Information Technology, Cl A*	55,369	588
PDD Holdings ADR*	10,926	1,270
Tencent Holdings	55,300	2,146

		4,288

DENMARK — 1.8%
Novo Nordisk, Cl B	8,263	1,053

GREECE — 1.0%
OPAP	32,374	583

ITALY — 2.5%
Leonardo	33,633	844
UniCredit	15,965	606

		1,450

LUXEMBOURG — 0.6%
Tenaris	17,421	344

MEXICO — 2.4%
America Movil ADR	35,541	663
Southern Copper	7,289	777

		1,440

NETHERLANDS — 3.6%
Adyen*	635	1,074

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL DEVELOPMENT FUND MARCH 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)

NETHERLANDS — (continued)
ASML Holding	454	$437
Koninklijke KPN	154,859	579

		2,090

PUERTO RICO — 0.1%
EVERTEC	1,633	65

SOUTH KOREA — 0.5%
BNK Financial Group	435	3
Classys	91	2
DB Insurance	96	7
Hanjin Kal	92	4
HD Hyundai	105	5
Hyosung Advanced Materials	7	2
Hyundai Marine & Fire Insurance	121	3
KEPCO Engineering & Construction	51	2
Kia	538	45
Korea Aerospace Industries	126	5
Korean Air Lines	485	8
KT	330	9
Samsung Biologics*	97	60
Samsung Fire & Marine Insurance	67	15
SK Hynix	958	127

		297

TAIWAN — 0.9%
MediaTek	15,000	544

UNITED KINGDOM — 6.6%
BAE Systems	37,227	634
Flutter Entertainment*	4,017	801
RELX	16,598	717
Wise, Cl A*	117,343	1,375
Yellow Cake*	43,497	331

		3,858

UNITED STATES — 43.2%
Advanced Drainage Systems	495	85
Advanced Micro Devices*	1,660	300
Airbnb, Cl A*	5,264	869

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL DEVELOPMENT FUND MARCH 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)

UNITED STATES — (continued)
Allison Transmission Holdings	1,130	$92
Alphabet, Cl C*	5,211	793
Amazon.com*	4,939	891
Amgen	1,036	294
Antero Midstream	4,590	64
Autodesk*	1,126	293
Booking Holdings	161	584
Brixmor Property Group	3,747	88
Broadcom	456	604
California Resources	1,177	65
Carlisle	214	84
CF Industries Holdings	805	67
Cheniere Energy	4,588	740
Chesapeake Energy	757	67
ConocoPhillips	2,346	299
CONSOL Energy	1,004	84
Corcept Therapeutics*	2,380	60
Corpay*	2,277	703
Coterra Energy	2,320	65
Crowdstrike Holdings, Cl A*	85	27
Datadog, Cl A*	1,187	147
Deere	366	150
DiamondRock Hospitality	9,369	90
Digital Realty Trust	947	136
Elevance Health	690	358
Energy Transfer	28,996	456
Enphase Energy*	2,370	287
EOG Resources	3,714	475
Equinix	1,401	1,156
Equitable Holdings	4,154	158
Equities	2,047	76
Euronet Worldwide*	7,782	855
Evercore, Cl A	2,370	457
Everi Holdings*	5,694	57
Extreme Networks*	3,741	43
H&R Block	1,327	65
Helmerich & Payne	1,673	70
Hess Midstream, Cl A	1,879	68
Host Hotels & Resorts	4,214	87
Interactive Brokers Group, Cl A	777	87

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL DEVELOPMENT FUND MARCH 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)
UNITED STATES — (continued)
Intuitive Surgical*	1,472	$588
KBR	2,406	153
LPL Financial Holdings	2,657	702
Macerich	5,211	90
Magnolia Oil & Gas, Cl A	2,776	72
Manhattan Associates*	2,570	643
Marathon Oil	2,376	68
Marathon Petroleum	1,788	360
Meta Platforms, Cl A	2,096	1,018
Microsoft	1,401	589
Mind Medicine MindMed*	15,932	150
Monster Beverage*	4,900	290
MSC Industrial Direct, Cl A	622	60
Murphy Oil	1,397	64
NetApp	673	71
Netflix*	719	437
Newmont	16,703	599
Nexstar Media Group, Cl A	4,205	724
NVIDIA	1,864	1,684
Park Hotels & Resorts	5,396	94
PayPal Holdings*	6,510	436
Pebblebrook Hotel Trust	5,522	85
Philip Morris International	6,217	570
Premier, Cl A	2,960	65
Regeneron Pharmaceuticals*	846	814
Scotts Miracle-Gro	1,290	96
ServiceNow*	1,143	872
Simpson Manufacturing	358	74
SITE Centers	6,185	91
Skyworks Solutions	625	68
Sterling Infrastructure*	945	104
Sunstone Hotel Investors	7,821	87
Tanger	2,931	87
Urban Edge Properties	5,050	87
Visa, Cl A	2,305	643
Vistra	2,131	148
Whitestone REIT, Cl B	6,925	87

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL DEVELOPMENT FUND MARCH 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)
UNITED STATES — (continued)
Zillow Group, Cl C*	1,570	$77

		25,443

TOTAL COMMON STOCK (Cost $40,104) (000)		44,417

EXCHANGE TRADED FUND — 2.3%

UNITED STATES — 2.3%
Grayscale Bitcoin Trust BTC *	21,605	1,365

TOTAL EXCHANGE TRADED FUND (Cost $1,325) (000)		1,365

TOTAL INVESTMENTS — 77.8% (Cost $41,429) (000)		$45,782

*	Non-income producing security.

Open futures contracts held by the Fund at March 31, 2024 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation)(000)
Long Contracts
Copper	3	May-2024	$306	$301	$(5)
Gold	15	Jun-2024	3,300	3,357	57
Silver	11	May-2024	1,294	1,370	76
WTI Crude Oil	3	May-2024	246	249	3

			$5,146	$5,277	$131

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL DEVELOPMENT FUND MARCH 31, 2024 (Unaudited)

Open OTC swap agreements held by the Fund at March 31, 2024 are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)^	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Deutsche Bank	**DBCMDBCN INDEX	0.00%	TOTAL RETURN	Quarterly	06/03/24	USD	1,402	$7	$–	$7
Goldman Sachs	**GSCHCNCD INDEX	SOFR +1.20%	TOTAL RETURN	N/A	03/12/27	USD	1,175	(39)	2	(41)
Goldman Sachs	**GSCHLAT2 INDEX	SOFR +0.85%	TOTAL RETURN	N/A	11/04/26	USD	281	4	–	4
Goldman Sachs	EEC AB Equity	SOFR +1.85%	TOTAL RETURN	N/A	02/25/27	SAR	140	(5)	–	(5)

							2,998	$(33)	$2	$(35)

^ Notional amounts for OTC swaps are listed in their local currency.

** The following tables represent the individual underlying components comprising the Index Basket Swaps at March 31, 2024.

**DBCMDBCN Index: Tracks a rules based strategy relating to movements in the commodity market

	Top Underlying Components	Notional	Percentage of Notional

Index	Deutsche Bank DBLCI OYE Front Month Gold ER	$213,829	15.17%

	Deutsche Bank DBLCI OYE Front Month Brent Crude Oil ER	129,662	9.20%

	Deutsche Bank DBLCI OYE Front Month Comex Copper ER Index	116,781	8.29%

	Deutsche Bank DBLCI OYE Front Month Aluminium ER	69,912	4.96%

	Bloomberg Live Cattle Subindex	69,125	4.90%

	Deutsche Bank DBLCI OYE Front Month Silver ER	66,331	4.71%

	Deutsche Bank DBLCI OYE Front Month WTI Crude Oil ER	62,188	4.41%

	Deutsche Bank DBLCI OYE Front Month Natural Gas ER	54,671	3.88%

	Deutsche Bank DBLCI OYE Front Month Gas Oil ER	54,185	3.84%

	Deutsche Bank DBLCI OYE Front Month Soybean Meal ER	49,607	3.52%

	Deutsche Bank DBLCI OYE Front Month Soybean ER	49,375	3.50%

	Deutsche Bank DBLCI OYE Front Month Gasoline ER	45,227	3.21%

	Deutsche Bank DBLCI OYE Front Month Cotton ER	44,291	3.14%

	Deutsche Bank DBLCI OYE Front Month Kansas Wheat ER	40,965	2.91%

	Deutsche Bank DBLCI OYE Front Month Zinc ER	37,491	2.66%

	Deutsche Bank DBLCI OYE Front Month Sugar ER	32,054	2.27%

	Deutsche Bank DBLCI OYE Front Month Wheat ER	31,966	2.27%

	Deutsche Bank DBLCI OYE Front Month Nickel ER	29,257	2.08%

	Deutsche Bank DBLCI OYE Front Month Coffee ER	26,817	1.90%

	Deutsche Bank DBLCI OYE Front Month Soyabean Oil ER	23,872	1.69%

	Deutsche Bank DBLCI OYE Front Month Heating Oil ER	22,049	1.56%

	Deutsche Bank DBLCI OYE Front Month Corn ER	12,971	0.92%

	Bloomberg Lean Hogs Subindex	8,552	0.61%

	Deutsche Bank DBLCI OYE Front Month Lead ER	388	0.03%

**GSCHCNCD Index: Basket of stocks that have exposures to the Chinese and Hong Kong markets and have stong capital return potential

	Top Underlying Components	Notional	Percentage of Notional

Equity	Pop Mart International Group Ltd	$16,381	1.44%

	AAC Technologies Holdings Inc	15,871	1.39%

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL DEVELOPMENT FUND MARCH 31, 2024 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

Hangzhou Tigermed Consulting Co Ltd	$15,601	1.37%

Kingboard Laminates Holdings Ltd	15,098	1.32%

3SBio Inc	14,931	1.31%

C&D International Investment Group Ltd	14,780	1.30%

Longfor Group Holdings Ltd	14,591	1.28%

Contemporary Amperex Technology Co Ltd	14,500	1.27%

Kingsoft Corp Ltd	14,258	1.25%

Hang Zhou Great Star Industrial Co Ltd	14,187	1.24%

Chongqing Changan Automobile Co Ltd	14,149	1.24%

Hansoh Pharmaceutical Group Co Ltd	14,143	1.24%

ANTA Sports Products Ltd	14,098	1.24%

Meituan	13,985	1.23%

China Literature Ltd	13,966	1.23%

China Resources Mixc Lifestyle Services Ltd	13,876	1.22%

KE Holdings Inc	13,471	1.18%

Daqo New Energy Corp	13,452	1.18%

China Tourism Group Duty Free Corp Ltd	13,343	1.17%

Tencent Music Entertainment Group	13,341	1.17%

Tongcheng Travel Holdings Ltd	13,323	1.17%

Shanghai Jinjiang International Hotels Co Ltd	13,209	1.16%

China Everbright Environment Group Ltd	13,065	1.15%

China Tourism Group Duty Free Corp Ltd	12,878	1.13%

Hebei Yangyuan Zhihui Beverage Co Ltd	12,825	1.13%

Sino Biopharmaceutical Ltd	12,757	1.12%

Kanzhun Ltd	12,746	1.12%

TravelSky Technology Ltd	12,710	1.11%

Sinomine Resource Group Co Ltd	12,697	1.11%

Hangzhou Binjiang Real Estate Group Co Ltd	12,653	1.11%

China Film Co Ltd	12,605	1.11%

Dong-E-E-Jiao Co Ltd	12,584	1.10%

Autohome Inc	12,530	1.10%

GRG Banking Equipment Co Ltd	12,516	1.10%

HLA Group Corp Ltd	12,495	1.10%

Yadea Group Holdings Ltd	12,492	1.10%

Weibo Corp	12,472	1.09%

Oriental Pearl Group Co Ltd	12,450	1.09%

NetEase Inc	12,360	1.08%

Yutong Bus Co Ltd	12,297	1.08%

Shenergy Co Ltd	12,279	1.08%

Chaozhou Three-Circle Group Co Ltd	12,277	1.08%

Alibaba Group Holding Ltd	12,263	1.08%

CK Infrastructure Holdings Ltd	12,256	1.08%

China Merchants Port Holdings Co Ltd	12,243	1.07%

COSCO SHIPPING Holdings Co Ltd	12,237	1.07%

Spring Airlines Co Ltd	12,227	1.07%

Jiangsu Yanghe Brewery Joint-Stock Co Ltd	12,214	1.07%

Zhejiang Longsheng Group Co Ltd	12,207	1.07%

China Feihe Ltd	12,202	1.07%

Heilongjiang Agriculture Co Ltd	12,195	1.07%

Hengdian Group DMEGC Magnetics Co Ltd	12,145	1.07%

Youngor Fashion Co Ltd	12,121	1.06%

China Shenhua Energy Co Ltd	12,118	1.06%

Hainan Airlines Holding Co Ltd	12,118	1.06%

Henan Shenhuo Coal Industry & Electricity Power Co Ltd	12,102	1.06%

Hubei Jumpcan Pharmaceutical Co Ltd	12,045	1.06%

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL DEVELOPMENT FUND MARCH 31, 2024 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional

	COSCO SHIPPING Holdings Co Ltd	$12,013	1.05%

	Hong Kong Exchanges & Clearing Ltd	12,004	1.05%

	Hangzhou Robam Appliances Co Ltd	11,996	1.05%

	Livzon Pharmaceutical Group Inc	11,984	1.05%

	Beijing Tongrentang Co Ltd	11,966	1.05%

	Jiangsu Yuyue Medical Equipment & Supply Co Ltd	11,945	1.05%

	Bosideng International Holdings Ltd	11,908	1.04%

	G-bits Network Technology Xiamen Co Ltd	11,900	1.04%

	37 Interactive Entertainment Network Technology Group Co Ltd	11,853	1.04%

	China Shenhua Energy Co Ltd	11,851	1.04%

	CNPC Capital Co Ltd	11,832	1.04%

	Qinghai Salt Lake Industry Co Ltd	11,778	1.03%

	Gree Electric Appliances Inc	11,773	1.03%

	Offshore Oil Engineering Co Ltd	11,760	1.03%

	Vipshop Holdings Ltd	11,694	1.03%

	Yunnan Yuntianhua Co Ltd	11,689	1.03%

	YongXing Special Materials Technology Co Ltd	11,648	1.02%

	Joincare Pharmaceutical Group Industry Co Ltd	11,609	1.02%

	Shenzhen SC New Energy Technology Corp	11,593	1.02%

	China CSSC Holdings Ltd	11,580	1.02%

	Yuan Longping High-tech Agriculture Co Ltd	11,531	1.01%

**GSCHLAT2 INDEX: Long basket of attractive Latin America stocks

	Top Underlying Components	Notional	Percentage of Notional

Equity	Embraer S.A.	$15,678	5.47%

	Marfrig Global Foods S.A.	12,931	4.52%

	BRF S.A.	12,572	4.39%

	Cemex SAB de CV	12,100	4.23%

	Caixa Seguridade Participacoes S.A.	11,802	4.12%

	GGC SAB de Cv	11,801	4.12%

	Grupo Comercial Chedraui S.A.	11,761	4.11%

	Raia Drogasil SA	11,380	3.97%

	WEG SA	11,272	3.94%

	Kimberly-Clark de Mexico SAB de CV	11,190	3.91%

	Sendas Distribuidora S.A.	11,154	3.89%

	LATAM Airlines Group S.A.	10,760	3.76%

	TIM S.A.	10,732	3.75%

	Banco Santander Chile	10,729	3.75%

	Promotora y Operadora de Infraestructura	10,554	3.69%

	Grupo Financiero Inbursa SAB de CV	10,390	3.63%

	Alfa S.A.B de CV	10,388	3.63%

	Itau Unibanco Holding SA	10,319	3.60%

	Rumo SA	10,228	3.57%

	Banco do Brasil S.A.	10,148	3.54%

	Bradespar S.A.	10,094	3.52%

	Ultrapar Participacoes S.A.	9,992	3.49%

	OdontoPrev S.A.	9,967	3.48%

	Auren Energia S.A.	9,747	3.40%

	Cia Siderurgica Nacional S.A.	9,455	3.30%

	CSN Mineracao S.A.	9,230	3.22%

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL DEVELOPMENT FUND MARCH 31, 2024 (Unaudited)

At March 31, 2024, sector weightings of the Fund are as follows.

Percentages based on total investments

SECTOR WEIGHTINGS

Information Technology	16.1%

Financials	15.9%

Communication Services	13.9%

Consumer Discretionary	12.9%

Industrials	7.9%

Energy	7.6%

Health Care	7.5%

Real Estate	5.1%

Consumer Staples	5.1%

Materials	4.7%

Exchange Traded Fund	3.0%

Utilities	0.3%

100.0%

See “Glossary” for abbreviations.

CHI-QH-002-0400

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS MARCH 31, 2024 (Unaudited)

GLOSSARY

Currency Abbreviations

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

COP — Colombian Peso

CZK — Czech Koruna

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli New Sheckels

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

MXN— Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PEN — Peruvian Sol

PLN — Polish Zloty

SEK — Swedish Krona

SGD — Singapore Dollar

USD — U.S. Dollar

Portfolio Abbreviations

ADR — American Depositary Receipt

BTC — Bitcoin Cryptocurrency

Cl — Class

CLO — Collateralized Loan Obligation

ETF — Exchange-Traded Fund

EURIBOR — Euro London Interbank Offered Rate

FED FUNDS — Federal Funds Effective Rate

H15T5Y — 5 Year US Treasury Yield Curve Constant Maturity Rate

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

PIK — Payment-in-Kind

PRIME — Prime Interest Rate

REIT — Real Estate Investment Trust

Ser — Series

SOFR — Secured Overnight Financing Rate

SOFR30A — Secured Overnight Financing Rate 30-Day Average

SONIA — Sterling Overnight Index Average

SPDR — Standard & Poor’s Depository Receipt

TBA — To Be Announced

TSFR1M — 1 Month CME Term Secured Overnight Financing Rate

TSFR3M — 3 Month CME Term Secured Overnight Financing Rate

CHI-QH-002-0400